                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                    Date of fiscal year end: March 31, 2006

         Date of reporting period: October 1, 2006 - December 31, 2006

Item 1. Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (Unaudited)

SHARES                      SECURITY DESCRIPTION                        VALUE
------ --------------------------------------------------------------  --------
LONG POSITIONS - 104.1%
EQUITY SECURITIES - 62.4%
COMMON STOCK - 61.2%
CONSUMER DISCRETIONARY - 11.9%
 1,300 Abercrombie & Fitch Co. (h)                                     $ 90,519
 5,400 Aeropostale, Inc. (d)(h)                                         166,698
13,050 American Eagle Outfitters (h)                                    407,291
 1,800 American Woodmark Corp. (h)                                       75,330
12,550 AMR Corp. (d)(h)                                                 379,387
 1,700 AnnTaylor Stores Corp. (d)(h)                                     55,828
 2,270 Autoliv, Inc. (h)                                                136,880
 4,430 Bed Bath & Beyond, Inc. (d)(h)                                   168,783
 6,500 Big Lots, Inc.(d)(h)                                             148,980
 2,000 BJ's Wholesale Club, Inc. (d)(h)                                  62,220
 3,750 Brinker International, Inc. (h)                                  113,100
 1,250 Brown Shoe Co.(h)                                                 59,675
 2,500 Buckle, Inc. (h)                                                 127,125
 1,400 Buffalo Wild Wings, Inc. (d)(h)                                   74,480
 5,900 Carmax, Inc. (d)(h)                                              316,417
 2,150 Carter's, Inc. (d)(h)                                             54,825
 2,900 Cato Corp., Class A (h)                                           66,439
 4,200 CEC Entertainment, Inc. (d)(h)                                   169,050
 2,200 Centex Corp. (h)                                                 123,794
 5,500 Charlotte Russe Holding, Inc. (d)(h)                             169,125
 4,125 Charming Shoppes, Inc.(d)(h)                                      55,811
 4,500 Circuit City Stores, Inc. (h)                                     85,410
 1,500 Claire's Stores, Inc. (h)                                         49,710
 2,200 Coach, Inc. (d)(h)                                                94,512
 1,100 Columbia Sportswear Co. (h)                                       61,270
 2,000 Comcast Corp., Class A (d)(h)                                     84,660
 4,170 Darden Restaurants, Inc.(h)                                      167,509
 3,300 Deckers Outdoor Corp. (d)(h)                                     197,835
 2,000 Dillard's, Inc.(h)                                                69,940
25,300 DIRECTV Group, Inc. (d)(h)                                       630,982
 6,405 Dollar Tree Stores, Inc. (d)(h)                                  192,792
 3,100 Domino's Pizza, Inc. (h)                                          86,800
   200 Dow Jones & Co., Inc.                                              7,600
 1,200 DR Horton, Inc. (h)                                               31,788
 4,000 DreamWorks Animation SKG, Inc. (d)                               117,960
 6,195 Dress Barn, Inc. (d)(h)                                          144,529
 1,200 Ethan Allen Interiors, Inc. (h)                                   43,332
 4,600 ExpressJet Holdings, Inc. (d)(h)                                  37,260
 5,700 Ezcorp., Inc. (d)(h)                                              92,625
20,700 Family Dollar Stores, Inc.(h)                                    607,131
 1,725 Federated Department Stores, Inc.(h)                              65,774
 2,800 First Cash Financial Services, Inc. (d)(h)                        72,436
16,150 Furniture Brands International (h)                               262,115
   200 Getty Images, Inc. (d)                                             8,564
 1,300 Group 1 Automotive, Inc. (h)                                      67,236
 1,525 Gymboree Corp. (d)(h)                                             58,194
 5,970 Harley-Davidson, Inc. (h)                                        420,706
   570 Harman International Industries, Inc. (h)                         56,948
   200 Harrahs's Entertainment, Inc.                                     16,544
 3,900 Harte-Hanks, Inc. (h)                                            108,069
 8,805 Hasbro, Inc.                                                     239,936
 2,300 Herman Miller, Inc.(h)                                            83,628
 4,800 Hibbett Sporting Goods, Inc. (d)(h)                              146,544
12,350 Hilton Hotels Corp. (h)                                          431,015
 4,500 Home Depot, Inc.                                                 180,720
 2,500 Hovnanian Enterprises, Inc., Class A (d)(h)                       84,750
 1,300 IHOP Corp. (h)                                                    68,510
11,230 International Game Technology (h)                                518,826
 6,300 ITT Educational Services, Inc. (d)(h)                            418,131
 2,425 Jack in the Box, Inc. (d)(h)                                     148,022
 6,475 JC Penney Co., Inc. (h)                                          500,906
 1,700 John Wiley & Sons, Inc. (h)                                       65,399
 2,955 Jones Apparel Group, Inc. (h)                                     98,786
 9,150 Kohl's Corp. (d)(h)                                              626,134
 6,400 K2, Inc. (d)(h)                                                   84,416
 1,500 K-Swiss, Inc., Class A (h)                                        46,110
 5,250 Las Vegas Sands Corp. (d)(h)                                     469,770
 1,200 Lennar Corp., Class A (h)                                         62,952

SHARES                     SECURITY DESCRIPTION                        VALUE
------ ------------------------------------------------------------  ----------
 5,000 Liberty Media Corp., Class A (d)                                 489,900
12,150 Limited Brands, Inc. (h)                                         351,621
 5,400 Lowe's Cos., Inc. (h)                                            168,210
 5,900 Maidenform Brands, Inc. (d)(h)                                   106,908
 8,350 Manor Care, Inc. (h)                                             391,781
 3,000 Marvel Entertainment, Inc. (d)(h)                                 80,730
 6,600 Mattel, Inc. (h)                                                 149,556
 1,650 McDonald's Corp. (h)                                              73,144
 6,830 McGraw-Hill Cos., Inc. (h)                                       464,576
 2,000 Men's Wearhouse, Inc.(h)                                          76,520
 1,090 Meredith Corp.                                                    61,421
 1,800 Methanex Corp. (h)                                                49,266
 1,800 MGM Mirage (d)                                                   103,230
 1,425 Mothers Work, Inc. (d)(h)                                         56,130
 3,270 Newell Rubbermaid, Inc. (h)                                       94,666
 1,000 Nike, Inc., Class B (h)                                           99,030
10,375 Nordstrom, Inc. (h)                                              511,902
 9,620 Office Depot, Inc. (d)(h)                                        367,195
 1,324 OfficeMax, Inc. (h)                                               65,737
   700 Oshkosh Truck Corp.                                               33,894
 5,850 Paccar, Inc. (h)                                                 379,665
 2,200 Papa John's International, Inc. (d)(h)                            63,822
 1,600 Payless Shoesource, Inc. (d)(h)                                   52,512
 1,775 Phillips-Van Heusen Corp.(h)                                      89,052
 1,300 Pinnacle Entertainment, Inc.(h)                                   43,082
 1,200 Polaris Industries, Inc. (h)                                      56,196
 3,200 Pulte Homes, Inc. (h)                                            105,984
 4,860 Retail Ventures, Inc. (d)(h)                                      92,534
 1,966 RH Donnelley Corp.                                               123,327
 2,700 Ross Stores, Inc. (h)                                             79,110
 1,900 Ruby Tuesday, Inc. (h)                                            52,136
 3,400 Ryland Group, Inc. (h)                                           185,708
 2,400 Sears Holdings Corp. (d)(h)                                      403,032
 3,300 Select Comfort Corp. (d)(h)                                       57,387
 5,500 Shaw Communications, Inc. (h)                                    174,405
 2,400 Sonic Corp. (d)(h)                                                57,480
10,650 Sotheby's, Class A (h)                                           330,363
 2,300 Speedway Motorsports, Inc.(h)                                     88,320
20,000 Standard-Pacific Corp.                                           535,800
   600 Strayer Education, Inc. (h)                                       63,630
 1,200 Target Corp. (h)                                                  68,460
 1,300 Tech Data Corp. (d)(h)                                            49,230
 7,250 Tempur-pedic International, Inc. (d)(h)                          148,335
 1,500 The Gap Inc.(h)                                                   29,250
 1,850 Thor Industries Inc.(h)                                           81,382
 1,780 TJX Cos., Inc.                                                    50,694
 2,000 Toll Brothers, Inc. (d)(h)                                        64,460
 2,500 Toro Co. (h)                                                     116,575
 7,200 Triarc Cos, Inc.                                                 156,527
10,000 Viacom, Inc. (d)                                                 410,300
 8,500 Wal-Mart Stores, Inc.                                            392,530
13,850 Warner Music Group Corp. (h)                                     317,857
    80 Washington Post Co., Class B                                      59,648
 1,600 Winnebago Industries (h)                                          52,656
 9,000 WM Wrigley Jr. Co.                                               465,480
 2,200 Wolverine World Wide, Inc. (h)                                    62,744
 2,350 Wyndham Worldwide Corp. (d)(h)                                    75,247
 4,700 Wynn Resorts, Ltd. (h)                                           441,095
 1,400 Yum! Brands, Inc. (h)                                             82,320
                                                                     ----------
                                                                     21,190,295
                                                                     ----------

CONSUMER STAPLES - 5.0%
 3,400 Aaron Rents, Inc.                                                 97,852
 5,950 Alliance Data Systems Corp. (d)                                  371,697
 9,000 Anheuser-Busch Cos., Inc.                                        442,800
 2,100 Apollo Group, Inc. (d)                                            81,837
 4,100 Arbitron, Inc.                                                   178,104
 4,300 C.R. Bard, Inc.                                                  356,771
   875 Campbell Soup Co.                                                 34,029
 3,100 Choicepoint, Inc. (d)(h)                                         122,078
 1,600 Clorox Co. (h)                                                   102,640
44,500 Coca-Cola Co. (h)                                              2,147,125
 4,400 Comdisco Holding Co., Inc.                                        51,920
 7,400 Conagra Foods, Inc.(h)                                           199,800
 6,900 Convergys Corp. (d)(h)                                           164,082
 6,500 Deluxe Corp.(h)                                                  163,800
 7,400 Ennis, Inc. (h)                                                  181,003

SHARES                     SECURITY DESCRIPTION                         VALUE
------ -------------------------------------------------------------  ---------
 1,400 Estee Lauder Cos., Inc. (h)                                       57,148
   725 Fomento Economico Mexicano, SA (h)                                83,926
 1,775 General Mills Inc.(h)                                            102,240
 1,500 Hillenbrand Industries, Inc.(h)                                   85,395
 2,260 HJ Heinz Co. (h)                                                 101,723
 4,250 Humana, Inc.(h)                                                  235,068
 3,300 Immucor, Inc. (d)(h)                                              96,459
 1,800 Kellogg Co. (h)                                                   90,108
20,000 Kraft Foods, Inc. (h)                                            714,000
 6,735 Kroger Co. (h)                                                   155,376
 2,325 Lincare Holdings, Inc. (d)(h)                                     92,628
 6,650 Loews Corp. - Carolina Group (h)                                 430,388
 2,600 Medicines Company (d)(h)                                          82,472
 1,425 Molson Coors Brewing Co.(h)                                      108,927
   950 Novartis AG-ADR(h)                                                54,567
 4,500 Parexel International Corp. (d)(h)                               130,365
 1,300 Pediatrix Medical Group, Inc. (d)(h)                              63,570
 1,900 Pepsi Bottling Group, Inc. (h)                                    58,729
10,900 PepsiCo., Inc. (h)                                               681,795
 1,200 Procter & Gamble Co. (h)                                          77,124
 1,400 Ralcorp Holdings, Inc. (d)(h)                                     71,246
 4,400 Rollins, Inc.(h)                                                  97,284
 2,100 Safeway, Inc. (h)                                                 72,576
 2,900 Sciele Pharma, Inc. (d)                                           69,600
 1,400 Steiner Leisure, Ltd. (d)(h)                                      63,700
 6,500 Vertex Pharmaceuticals, Inc. (d)(h)                              243,230
 2,700 Weight Watchers International (h)                                141,831
                                                                      ---------
                                                                      8,957,013
                                                                      ---------

ENERGY - 4.5%
 2,000 Anadarko Petroleum Corp.                                          87,040
 1,200 Apache Corp.                                                      79,812
   900 BJ Services Co.                                                   26,388
25,500 Canadian Oil Sands Trust                                         712,980
 1,225 Cameron International Corp. (d)                                   64,986
 1,725 Carrizo Oil & Gas, Inc. (d)                                       50,060
 1,200 Chevron Corp.                                                     88,236
   700 ConocoPhillips                                                    50,365
 1,800 Core Laboratories NV (d)(h)                                      145,800
14,650 Covanta Holding Corp. (d)                                        322,886
 2,200 Dawson Geophysical Co. (d)                                        80,146
11,250 Denbury Resources, Inc. (d)(h)                                   312,638
 3,325 Devon Energy Corp.(h)                                            223,041
   785 Diamond Offshore Drilling, Inc.(h)                                62,753
21,850 El Paso Corp.(h)                                                 333,868
 2,900 EnCana Corp.(h)                                                  133,255
   800 ENSCO International, Inc.(h)                                      40,048
   650 EOG Resources, Inc.(h)                                            40,593
   550 Exxon Mobile Corp(h)                                              42,147
 6,300 FMC Technologies, Inc. (d)(h)                                    388,269
10,300 Frontier Oil Corp.(h)                                            296,022
   610 Global Santa Fe Corp.                                             35,856
 1,475 GMX Resources, Inc. (d)(h)                                        52,363
 1,400 Grant Prideco, Inc. (d)(h)                                        55,678
 2,100 Gulf Island Fabrication, Inc.(h)                                  77,490
 2,000 Halliburton Co.(h)                                                62,100
 1,975 Hercules Offshore, Inc. (d)(h)                                    57,078
 1,200 Hess Corp.(h)                                                     59,484
 9,500 Holly Corp.(h)                                                   488,300
   600 Imperial Oil, Ltd.                                                22,098
 1,500 John H. Harland Co.(h)                                            75,300
 3,000 Marathon Oil Corp.(h)                                            277,500
   850 National Fuel Gas Co. (h)                                         32,760
 1,755 National Oilwell Varco, Inc. (d)(h)                              107,371
 7,000 Oceaneering International, Inc. (d)(h)                           277,900
   100 Oil Sands, Inc., Class A (d)                                       2,805
 3,400 Petro-Canada(h)                                                  139,536
   900 Petroleo Brasileiro SA(h)                                         92,691
 2,100 Pogo Producing Co.(h)                                            101,724
 1,625 Schlumberger, Ltd.(h)                                            102,635
 1,175 Southwestern Energy Co. (d)(h)                                    41,184
 1,800 St. Mary Land & Exploration Co.(h)                                66,312
 8,500 Suncor Energy, Inc.                                              670,735
 2,850 Sunoco, Inc.(h)                                                  177,726
 2,500 Superior Energy Services (d)(h)                                   81,700
 2,000 Swift Energy Co. (d)(h)                                           89,620
 8,100 Talisman Energy, Inc.(h)                                         137,619

SHARES                     SECURITY DESCRIPTION                         VALUE
------ -------------------------------------------------------------  ---------
10,650 Tetra Technologies, Inc. (d)(h)                                  272,427
   200 Texas Pacific Land Trust                                          43,400
 2,100 Tidewater, Inc.(h)                                               101,556
   900 Transocean, Inc.(d)(h)                                            72,801
 1,600 Unit Corp. (d)(h)                                                 77,520
 1,000 Universal Compression Holdings (d)(h)                             62,110
 9,200 Vaalco Energy, Inc. (d)(h)                                        62,100
 3,950 Valero Energy Corp.(h)                                           202,082
 1,400 Veritas DGC, Inc. (d)(h)                                         119,882
 1,200 Weatherford International, Ltd. (d)(h)                            50,148
 1,000 Williams Cos., Inc.                                               26,120
                                                                      ---------
                                                                      8,057,044
                                                                      ---------

FINANCIALS - 17.4%
 2,200 Advanta Corp.-B                                                   95,986
   800 AG Edwards, Inc.                                                  50,632
   800 Alabama National Bancorporation                                   54,984
   200 Alexander's, Inc. (d)                                             83,930
20,000 Allied Capital Corp.                                             653,600
 2,200 Allstate Corp.                                                   143,242
 1,900 AMB Property Corp.                                               111,359
 1,700 AMBAC Financial Group, Inc.                                      151,419
 5,835 American Real Estate Partners, LP                                500,235
27,000 AmeriCredit Corp. (d)                                            679,590
   300 Assurant, Inc.                                                    16,575
 6,000 ASX, Ltd.                                                        180,670
   625 AvalonBay Communities, Inc.                                       81,281
 2,725 Bank of America Corp.                                            145,488
 2,550 Bank of Hawaii Corp.                                             137,573
 3,600 Bank of New York Co., Inc.                                       141,732
 4,675 Bankunited Financial Corp.                                       130,713
 1,600 Bear Stearns Cos, Inc.                                           260,448
    90 Berkshire Hathaway, Inc., Class B (d)                            329,940
 2,700 Biomed Realty Trust, Inc.                                         77,220
 3,300 Black Rock, Inc., Class A                                        501,270
   600 Boston Properties, Inc.                                           67,128
10,100 Brookfield Asset Management, Inc., Class A                       486,618
 1,075 Capital One Financial Corp.                                       82,582
 2,250 Capital Source, Inc.                                              61,448
 1,800 Cathay General Bancorp                                            62,118
12,800 CB Richard Ellis Group, Inc., Class A (d)                        424,960
 3,700 Cbot Holdings, Inc., Class A (d)                                 560,439
 3,600 Center Financial Corp.                                            86,292
 1,530 Chicago Mercantile Exchange Holdings, Inc.                       779,918
 1,150 Chubb Corp.                                                       60,847
 1,430 Cincinnati Financial Corp.                                        64,793
 1,500 Citigroup, Inc.                                                   83,550
   500 City National Corp.                                               35,600
 6,500 Cohen & Steers, Inc.                                             261,105
 5,100 Comerica, Inc.                                                   299,268
 3,600 Commerce Group, Inc.                                             107,100
 1,250 Compass Bancshares, Inc.                                          74,563
 6,600 Corus Bankshares, Inc.                                           152,262
 4,000 Countrywide Financial Corp.                                      169,800
 2,500 Downey Financial Corp.                                           181,450
 5,100 E*Trade Financial Corp. (d)                                      114,342
 2,400 East West Bancorp, Inc.                                           85,008
10,900 Eaton Vance Corp.                                                359,809
10,960 Entertainment Properties Trust                                   640,502
 2,700 Erie Indemnity Co.                                               156,546
 2,950 Essex Property Trust, Inc.                                       381,288
20,000 Equity Inns, Inc.                                                319,200
 2,315 Euronext NV                                                      273,504
 3,300 Federated Investors, Inc., Class B                               111,474
 3,750 Felcor Lodging Trust, Inc.                                        81,900
 1,400 First American Corp.                                              56,952
10,750 First Marblehead Corp.                                           587,488
 3,000 FirstFed Financial Corp. (d)                                     200,910
 3,750 Flagstar Bancorp, Inc.                                            55,650
10,450 Forest City Enterprises, Inc., Class A                           610,280
 4,500 Fremont General Corp.                                             72,945
 1,325 Goldman Sachs Group, Inc.                                        264,139
 1,000 Greenhill & Co., Inc.                                             73,800
 1,800 Groupe Bruxelles Lambert SA                                      216,342
 3,600 Hanmi Financial Corp.                                             81,108
 5,000 Hanover Insurance Group, Inc.(h)                                 244,000
   875 Hartford Financial Services Group, Inc.(h)                        81,646

 SHARES                     SECURITY DESCRIPTION                        VALUE
 ------ ------------------------------------------------------------  ---------
  1,200 Health Care Property Investors, Inc.(h)                          44,184
 11,000 Health Care REIT, Inc.                                          473,220
 31,000 Hong Kong Exchanges and Clearing, Ltd.                          340,756
  1,150 Hospitality Properties Trust(h)                                  54,660
 55,000 HRPT Properties Trust                                           679,250
  3,200 Huntington Bancshares, Inc.(h)                                   76,000
  2,600 IndyMac Bancorp, Inc.(h)                                        117,416
  5,000 IntercontinentalExchange, Inc. (d)(h)                           539,500
  6,380 International Securities Exchange, Inc.                         298,520
  1,175 Investment Technology Group, Inc. (d)(h)                         50,384
 13,140 Investors Financial Services Corp.                              560,684
 13,000 iStar Financial, Inc.                                           621,660
  4,000 Jefferies Group, Inc.                                           107,280
  4,450 Jones Lang LaSalle, Inc.(h)                                     410,157
  2,500 JPMorgan Chase & Co.(h)                                         120,750
 30,000 JSE Ltd.                                                        224,359
  3,100 Keycorp(h)                                                      117,893
  1,050 Kilroy Realty Corp.(h)                                           81,900
 35,050 LaBranche & Co., Inc. (d)                                       344,542
  1,000 Lazard, Ltd.                                                     47,340
    600 Legg Mason, Inc.                                                 57,030
 12,000 Leucadia National Corp.                                         338,400
  1,675 Liberty Property Trust(h)                                        82,310
  2,050 Loews Corp.(h)                                                   85,014
  1,400 M&T Bank Corp.                                                  171,024
    650 MB Financial(h)                                                  24,446
  1,200 Merrill Lynch & Co., Inc. (h)                                   111,720
  1,250 MGIC Investment Corp.                                            78,175
  2,200 Montpelier Re Holdings, Ltd.                                     40,942
  2,900 Moody's Corp.(h)                                                200,274
  1,200 Morgan Stanley(h)                                                97,716
  3,600 Nara Bancorp, Inc.                                               75,312
 15,000 Nasdaq Stock Market, Inc. (d)                                   461,850
  3,400 National City Corp.(h)                                          124,304
  1,000 Nomura Holdings, Inc. ADR (d)                                    18,940
    870 Northern Trust Corp.                                             52,800
  7,800 Nuveen Investments, Inc., Class A (h)                           404,664
 12,425 NYSE Group, Inc. (d)(h)                                       1,207,710
     44 Osaka Securities Exchange Corp.                                 220,360
 20,000 Pacific Capital Bancorp.                                        671,600
  1,000 Pargesa Holding, SA                                             113,911
  1,030 PartnerRe, Ltd.                                                  73,161
  1,500 Philadelphia Consolidated Holdings Co. (d)(h)                    66,840
 18,000 Plum Creek Timber Co., Inc.                                     717,300
  3,600 PMI Group, Inc.(h)                                              169,812
  1,025 PNC Financial Services Group, Inc.(h)                            75,891
  2,570 Popular, Inc.                                                    46,132
  2,000 Principal Financial Group(h)                                    117,400
  6,400 Progressive Corp.                                               155,008
  7,400 QLT, Inc. (d)(h)                                                 62,604
 49,000 Quanta Capital Holdings, Ltd. (d)                               105,350
  3,000 Radian Group, Inc.(h)                                           161,730
  1,100 Regions Financial Corp.                                          41,140
  1,700 Reinsurance Group of America, Inc.(h)                            94,690
  1,500 Safeco Corp.(h)                                                  93,825
  1,300 Safety Insurance Group, Inc.(h)                                  65,923
  1,050 Simon Property Group, Inc.(h)                                   106,354
136,000 Singapore Exchange, Ltd.                                        505,477
    825 SL Green Realty Corp.(h)                                        109,544
  1,675 Sterling Financial Corp/Wa(h)                                    56,632
    100 Student Loan Corp.                                               20,730
  1,700 Synovus Financial Corp.                                          52,411
  1,375 Tanger Factory Outlet Centers(h)                                 53,735
  8,050 Taubman Centers, Inc.(h)                                        409,423
  1,100 Texas Capital Bancshares, Inc. (d)(h)                            21,868
  2,000 Thomas Weisel Partners Group, Inc. (d)                           42,200
    900 Torchmark Corp.(h)                                               57,384
  2,100 Triad Guaranty, Inc. (d)(h)                                     115,227
 13,000 Trustmark Corp.                                                 425,230
 42,000 Trustreet Properties, Inc.                                      707,700
  3,600 UCBH Holdings, Inc.                                              63,216
  3,525 UnionBanCal Corp.(h)                                            215,906
 17,200 United Dominion Realty Trust, Inc.(h)                           546,788
    600 Unitrin, Inc.(h)                                                 30,066
 23,103 Van der Moolen Holding NV ADR                                   135,615
    200 Vornado Realty Trust                                             24,300
  3,150 Wachovia Corp.(h)                                               179,393

 SHARES                    SECURITY DESCRIPTION                        VALUE
 ------ -----------------------------------------------------------  ----------
  7,000 Washington Real Estate Investment Trust                         280,000
  2,300 Webster Financial Corp.(h)                                      112,056
  4,600 Wells Fargo & Co.(h)                                            163,576
    755 White Mountains Insurance Group, Ltd.                           437,470
  1,200 Whitney Holding Corp.(h)                                         39,144
  3,600 Wilshire Bancorp, Inc.                                           68,292
  2,150 WR Berkley Corp.                                                 74,197
  1,295 Zions Bancorporation(h)                                         106,760
                                                                     ----------
                                                                     30,855,018
                                                                     ----------

HEALTH CARE - 3.2%
  3,450 Aetna, Inc.                                                     148,971
  2,400 Amgen, Inc.                                                     163,944
  2,500 AMN Healthcare Services, Inc. (d)                                68,850
  6,300 Amylin Pharmaceuticals, Inc. (d)                                227,241
  4,200 Apria Healthcare Group, Inc. (d)                                111,930
  3,055 Barr Pharmaceuticals, Inc. (d)                                  153,117
  2,445 Baxter International, Inc.                                      113,424
  2,255 Becton Dickinson & Co.                                          158,188
  3,150 Biogen Idec, Inc. (d)                                           154,949
  1,490 Biomet, Inc.                                                     61,492
  2,400 Cardinal Health, Inc.                                           154,632
  7,900 Celgene Corp. (d)                                               454,487
  5,950 Covance, Inc. (d)                                               350,515
  1,500 Dade Behring Holdings, Inc.                                      59,715
  1,450 Edwards Lifesciences Corp. (d)                                   68,208
  8,800 Enzon Pharmaceuticals, Inc. (d)                                  74,888
  7,250 Forest Laboratories, Inc. (d)                                   366,850
  1,500 Haemonetics Corp. (d)                                            67,530
  1,290 Health Net, Inc. (d)                                             62,770
  5,400 IDEXX Laboratories, Inc. (d)                                    428,220
  5,500 Johnson & Johnson                                               363,110
  3,300 King Pharmaceuticals, Inc. (d)                                   52,536
  2,500 KV Pharmaceutical Co., Class A (d)                               59,450
  5,125 McKesson Corp.(h)                                               259,838
  5,300 Mylan Laboratories, Inc.(h)                                     105,788
  2,800 NBTY, Inc. (d)(h)                                               116,396
 22,200 Pfizer, Inc.(h)                                                 574,980
  2,890 Quest Diagnostics, Inc.(h)                                      153,170
  1,500 Sierra Health Services, Inc. (d)(h)                              54,060
  1,600 USANA Health Sciences, Inc. (d)(h)                               82,656
  4,600 WellCare Health Plans, Inc. (d)(h)                              316,940
  1,600 Zoll Medical Corp. (d)(h)                                        93,184
                                                                     ----------
                                                                      5,682,029
                                                                     ----------

INDUSTRIALS - 6.2%
  2,725 Acuity Brands, Inc.                                             141,809
  2,100 Agilent Technologies, Inc. (d)                                   73,185
  2,100 Albany International Corp.                                       69,111
  5,950 Amphenol Corp., Class A                                         369,376
 10,350 Applera Corp.                                                   379,742
360,000 Beijing Cap AI-H                                                281,861
  1,410 Belden CDT, Inc.                                                 55,117
  1,700 Bemis Co.                                                        57,766
    900 Black & Decker Corp.                                             71,973
  1,000 Burlington Northern Santa Fe Corp., Class A                      73,810
  2,800 Canadian National Railway Co.                                   120,484
  3,650 Carlisle Cos, Inc.                                              286,525
  1,200 Caterpillar, Inc.                                                73,596
  1,800 Cemex SA de CV, ADR (d)                                          60,894
  1,000 CH Robinson Worldwide, Inc.                                      40,890
  1,700 Con-way, Inc.                                                    74,868
  2,025 CSX Corp.                                                        69,721
  1,300 Diageo plc ADR                                                  103,103
  1,600 Dover Corp.                                                      78,431
    775 Emcor Group, Inc. (d)                                            44,059
  5,450 Energizer Holdings, Inc. (d)                                    386,896
  1,500 Equifax, Inc.                                                    60,900
  6,850 Expeditors International, Inc.                                  277,425
  1,400 Forward Air Corp.                                                40,502
  1,850 Gardner Denver Inc. (d)                                          69,024
 14,000 GATX Corp.                                                      606,620
  2,000 General Electric Co.                                             74,420
  2,000 General Maritime Corp.(h)                                        70,380
  2,500 Graco, Inc.                                                      99,050
 15,000 Heartland Express Inc.                                          225,300
  2,600 Heidrick & Struggles International, Inc. (d)                    110,136

SHARES                     SECURITY DESCRIPTION                        VALUE
------ ------------------------------------------------------------  ----------
 2,800 Ingersoll-Rand Co., Ltd.(h)                                      109,564
 2,700 JB Hunt Transport Services, Inc.                                  56,079
 1,900 Kaydon Corp.                                                      75,506
 2,400 Kemet Corp. (d)                                                   17,520
 4,600 Laidlaw International, Inc.                                      139,978
17,800 Lancaster Colony Corp.                                           788,718
 1,300 Littelfuse, Inc. (d)                                              41,444
 6,150 Manitowoc Company, Inc.                                          365,495
   980 Manpower, Inc.                                                    73,431
 7,000 Masco Corp.                                                      209,090
 1,900 Molecular Devices Corp. (d)                                       40,033
 3,400 Mueller Industries, Inc.                                         107,780
 2,100 Nordson Corp.                                                    104,643
   800 Northrop Grumman Corp.                                            54,160
 6,600 OMI Corp.(h)                                                     139,722
 5,400 Pactiv Corp. (d)(h)                                              192,726
20,000 Pentair, Inc.                                                    628,000
13,900 Quanta Services, Inc. (h)                                        273,413
 1,400 Raytheon Co.(h)                                                   73,920
 1,400 Republic Services, Inc.(h)                                        56,938
 1,100 Rockwell Collins, Inc.(h)                                         69,619
 2,300 Ryder System, Inc.(h)                                            117,438
 1,500 Snap-On, Inc.(h)                                                  71,460
13,000 Sonoco Products Co.                                              494,780
 1,900 Tektronix, Inc.(h)                                                55,423
 1,700 Teledyne Technologies, Inc. (d)(h)                                68,220
 2,000 Teleflex, Inc.(h)                                                129,120
 1,200 Tennant Co.(h)                                                    34,800
 6,280 Terex Corp. (d)(h)                                               405,562
 3,100 Thermo Fisher Corp. (d)(h)                                       140,399
   850 Thomas & Betts Corp.(b)(h)                                        40,188
 1,050 Timken Co.                                                        30,639
 7,700 Trimble Navigation, Ltd. (d)(h)                                  390,620
 1,800 Tsakos Energy Navigation, Ltd.(h)                                 82,620
11,000 Tyco International, Ltd.                                         334,400
 1,200 United Technologies Corp.(h)                                      75,024
   600 UTI Worldwide, Inc.                                               17,940
 1,000 Valmont Industries, Inc.(h)                                       55,490
 1,000 Varian, Inc. (d)(h)                                               44,790
 2,100 Vulcan Materials Co.(h)                                          188,727
 1,500 Waters Corp. (d)(h)                                               73,455
                                                                     ----------
                                                                     11,015,848
                                                                     ----------

INFORMATION TECHNOLOGY - 5.6%
 2,000 Advanced Micro Devices, Inc. (d)                                  40,700
 3,700 Agilysys, Inc.                                                    61,938
 8,100 Akamai Technologies, Inc. (d)                                    430,271
 2,000 Amazon.com, Inc. (d)                                              78,920
 1,000 Apple Computer, Inc. (d)                                          84,840
 4,000 Applied Materials, Inc.                                           73,800
 2,800 Blackbaud, Inc.                                                   72,800
 3,200 Blue Nile, Inc. (d)                                              118,048
11,740 BMC Software, Inc. (d)                                           378,028
 3,800 CACI International, Inc., Class A (d)                            214,700
 2,100 Ceridian Corp. (d)                                                58,758
 4,200 Check Point Software Technology (d)(h)                            92,064
 5,500 Cognizant Technology Solutions, Class A (d)                      424,380
 1,010 Computer Sciences Corp. (d)                                       53,904
12,100 CSG Systems International, Inc. (d)                              323,433
 4,000 Dell, Inc. (d)                                                   100,360
 3,000 Dun & Bradstreet Corp. (d)                                       248,370
 8,000 eBay, Inc. (d)                                                   240,560
 1,700 Fair Isaac Corp.                                                  69,105
15,000 First Data Corp.                                                 382,800
 2,840 Fiserv, Inc. (d)                                                 148,873
 3,200 Global Payments, Inc.                                            148,160
   400 Google, Inc., Class A (d)                                        184,192
 2,480 Hewlett-Packard Co.                                              102,151
 4,500 I2 Technologies, Inc. (d)                                        102,690
 3,500 Integrated Device Technology, Inc. (d)                            54,180
 5,965 IMS Health, Inc.                                                 163,918
 1,700 InterActive Corp. (d)                                             63,172
 1,800 Intuit, Inc. (d)                                                  54,918
 4,400 Zoran Corp. (d)(h)                                                64,152
 4,000 Keane, Inc.                                                       47,640
 6,300 Lam Research Corp. (d)                                           318,906

SHARES                     SECURITY DESCRIPTION                         VALUE
------ -------------------------------------------------------------  ---------
 1,100 Lexmark International, Inc. (d)                                   80,520
27,000 Liberty Media Holding Corp. (d)                                  582,390
 9,380 MEMC Electronic Materials, Inc. (d)                              367,133
41,500 Microsoft Corp.                                                1,239,190
   700 MicroStrategy, Inc., Class A (d)                                  79,807
 4,300 MoneyGram International, Inc.                                    134,848
 2,200 MTS Systems Corp.                                                 84,964
 5,450 Novell, Inc. (d)                                                  33,790
 5,100 Novellus Systems, Inc. (d)                                       175,542
 5,950 NutriSystem, Inc. (d)                                            377,171
 9,200 Nvidia Corp. (d)                                                 340,492
   615 Omnicom Group, Inc.                                               64,291
 2,200 Omnivision Technologies, Inc. (d)                                 30,030
 1,700 Plantronics, Inc.                                                 36,040
 1,680 SEI Investments Co.                                              100,060
 6,650 Salesforce.com, Inc. (d)                                         242,393
 5,500 Synopsys, Inc. (d)(h)                                            147,015
 1,300 Texas Instruments, Inc.(h)                                        37,440
21,000 Total System Services, Inc.                                      554,190
 4,200 Travelzoo, Inc. (d)(h)                                           125,790
 2,000 Yahoo!, Inc. (d)(h)                                               51,080
                                                                      ---------
                                                                      9,884,907
                                                                      ---------

MATERIALS - 2.1%
   550 Albemarle Corp.                                                   39,490
   760 Alcan, Inc.                                                       37,042
 4,550 Allegheny Technologies, Inc. (d)                                 412,594
10,800 Anglo American plc, ADR                                          263,628
 1,100 Ashland, Inc.                                                     76,098
   400 BHP Billiton, Ltd.                                                15,900
   675 Carpenter Technology Corp.                                        69,200
 1,700 CF Industries Holdings, Inc.                                      43,588
 1,150 Chaparral Steel Co.                                               50,910
 1,800 Eagle Materials, Inc.                                             77,814
 8,900 Ecolab, Inc.                                                     402,280
   745 FMC Corp.                                                         57,030
   800 Freeport-McMoRan Copper & Gold, Inc., Class B                     44,584
22,050 Hercules, Inc. (d)                                               425,786
 6,050 Montsanto Co.                                                    317,807
   840 Nova Chemicals Corp.                                              23,436
 1,625 Nucor Corp.                                                       88,823
 1,700 PPG Industries, Inc.                                             109,157
   200 Rio Tinto plc, ADR                                                42,498
 2,100 Schnitzer Steel Industries, Inc.                                  83,370
 2,600 Schulman A, Inc.                                                  57,850
 2,660 Sherwin-Williams Co.                                             169,123
 7,950 Southern Copper Corp.                                            428,426
 4,200 Spartech Corp.                                                   110,124
 4,600 Steel Dynamics, Inc.                                             149,270
 1,500 Westlake Chemical Corp.(h)                                        47,070
                                                                      ---------
                                                                      3,642,898
                                                                      ---------

TELECOMMUNICATION SERVICES - 1.4%
 1,540 Amdocs, Ltd. (d)(h)                                               59,675
 7,800 American Tower Corp. Class A (d)                                 290,784
 3,000 AT&T, Inc.                                                       107,250
 4,940 Avaya, Inc. (d)                                                   69,060
   725 BT Group - ADR                                                    43,420
 2,870 CenturyTel, Inc.                                                 125,304
 4,000 Cisco Systems, Inc. (d)                                          109,320
 5,000 Citizens Communications Co.                                       71,850
 9,400 Commscope Inc. (d)                                               286,512
 2,300 Disney (Walt) Co.                                                 78,821
 7,800 Gigamedia, Ltd.(d)(h)                                             76,206
 1,600 Interdigital Communications Corp. (d)                             53,680
 1,400 Lamar Advertising Co. (d)                                         91,546
 2,310 NeuStar, Inc. (d)                                                 74,936
 6,050 NII Holdings, Inc., Class B (d)                                  389,862
 2,800 Polycom, Inc. (d)                                                 86,548
10,450 SBA Communications Corp. (d)                                     287,375
 6,700 United Online, Inc.(h)                                            88,976
 4,600 Windstream Corp.(h)                                               65,412
                                                                      ---------
                                                                      2,456,537
                                                                      ---------

   SHARES         SECURITY DESCRIPTION                                 VALUE
   ------ ------------------------------------                      -----------

UTILITIES - 3.9%
  20,150  AES Corp. (d)                                                 444,106
   1,800  AGL Resources, Inc.                                            70,038
  15,805  Allegheny Energy, Inc.                                        725,608
   4,000  Alliant Energy Corp.                                          151,080
  86,405  Aquila, Inc. (d)                                              406,104
  19,000  Atmos Energy Corp.                                            606,290
  30,580  Centerpoint Energy, Inc.                                      507,016
   2,085  DPL, Inc.                                                      57,921
   1,260  DTE Energy Corp.                                               60,997
  20,000  Dynegy, Inc., Class A (d)                                     144,800
   1,450  Edison International                                           65,946
   3,400  Energen Corp.                                                 159,595
   6,000  Energy East Corp.                                             148,800
     700  Entergy Corp.                                                  64,624
  10,215  Korea Electric Power Corp., ADR (d)                           231,983
  10,053  Mirant Corp. (d)                                              317,372
   2,400  Northeast Utilities                                            67,584
   3,000  PG&E Corp.                                                    141,990
   1,100  Pinnacle West Capital Corp.                                    55,704
   2,450  PPL Corp.                                                      87,808
   1,575  Public Service Enterprise Group                               104,549
  72,950  Reliant Energy, Inc. (d)                                    1,036,620
     700  Sempra Energy                                                  39,179
  51,825  Sierra Pacific Resources (d)                                  872,215
   2,025  TXU Corp.                                                     109,775
   3,000  Wisconsin Energy Corp.(h)                                     142,380
                                                                    -----------
                                                                      6,820,084
                                                                    -----------
TOTAL COMMON STOCK (COST $96,894,727)                               108,561,673
                                                                    ===========

   SHARES         SECURITY DESCRIPTION          RATE                   VALUE
   ------ ------------------------------------  ----                -----------

PREFERRED STOCK CONVERTIBLE - 1.2%
CONSUMER DISCRETIONARY - 0.5%
     136  Blockbuster, Inc. (d)                 7.50                    165,427
   5,390  Ford Motor Company Capital Trust
          II (d)                                6.50                    184,338
   5,846  General Motors Corp.                  6.25                    134,458
   1,629  General Motors Corp.                  5.25                     34,518
   6,748  Six Flags, Inc. (d)                   7.25                    151,830
     117  Universal Corp. (d)                   6.75                    141,790
                                                                    -----------
                                                                        812,361
                                                                    -----------

CONSUMER STAPLE - 0.1%
   1,801  Bunge, Ltd.(h)                        4.88                    189,104
                                                                    -----------
                                                                        189,104
                                                                    -----------

ENERGY - 0.2%
   2,671  Chesapeake Energy Corp. (d)           5.00                    272,442
   2,327  Goodrich Petroleum Corp. (d)          5.38                    158,236
                                                                    -----------
                                                                        430,678
                                                                    -----------

FINANCIALS - 0.2%
   4,814  Affiliated Managers Group (d)         5.10                    253,337
   1,393  Sovereign Cap Trust IV (d)            4.38                     69,302
                                                                    -----------
                                                                        322,639
                                                                    -----------

INDUSTRIALS - 0.1%
     213  Kansas City Southern (d)              5.13                    261,723
                                                                    -----------
                                                                        261,723
                                                                    -----------

MATERIALS - 0.1%
      83  Terra Industries, Inc., Series A (d)  4.25                    110,599
                                                                    -----------
                                                                        110,599
                                                                    -----------
TOTAL PREFERRED STOCK (COST $1,933,775)                               2,127,104
                                                                    ===========

TOTAL EQUITY SECURITIES (COST $98,828,502)                          110,688,777
                                                                    ===========

PRINCIPAL         SECURITY DESCRIPTION          RATE  MATURITY DATE    VALUE
--------- ------------------------------------  ----  ------------- -----------

FIXED-INCOME SECURITIES - 19.1%
ASSET BACKED OBLIGATIONS - 3.6%
 277,514  ARMT Series 2005-8 4A11 (e)           5.44%  11/25/2035       274,220
 230,000  Banc of America, Series 2005-4 A3     4.89   07/10/2045       226,191
 110,000  Bayview Financial Acquisition,
          Series 2005-D-AF3 (e)                 5.50   12/28/2035       109,450
 330,000  Bear Stearns Commercial Mortgage,
          Series 2003-PWR2-A4                   5.19   05/11/2039       327,850
 211,873  Chase Mortgage Finance Corp., Series
          2005-A1-1A1 (e)                       5.41   12/25/2035       209,225
 125,000  Chase Mortgage Finance Corp., Series
          2005-A1-2A3 (e)                       5.25   12/25/2035       123,578
  50,000  Citigroup Mortgage Loan Trust,
          Series 2005-WF1 A2 (e)                4.49   02/25/2035        49,482

PRINCIPAL          SECURITY DESCRIPTION            RATE MATURITY DATE   VALUE
--------- ---------------------------------------- ---- ------------- ---------
  280,000 COMM Series 2005-C6 A3                   5.14  06/10/2044     277,781
   55,000 Continental Airlines, Inc., Series
          2002-1 G2                                6.56  02/15/2012      56,909
  115,072 Countrywide Alternative Loan Trust,
          Series 2004-J10-4CB1                     6.50  10/25/2034     116,887
   65,797 Countrywide Alternative Loan Trust,
          Series 2005-43-4A1 (e)                   5.74  10/25/2035      65,405
  850,000 Countrywide Alternative Loan Trust,
          Series 2006-OA2 X1P                         -  05/20/2046      41,060
  375,000 Credit Suisse First Boston Mortgage
          Securities, Series 2002-CKS4-A2          5.18  11/15/2036     373,385
   80,000 Credit Suisse First Boston Mortgage
          Securities, Series 2003-AR24-2A4 (e)     4.03  10/25/2033      78,490
  200,000 Credit Suisse First Boston Mortgage
          Securities, Series 2005-C5 A3 (e)        5.10  08/15/2038     198,057
  200,000 Credit Suisse First Boston Mortgage
          Securities, Series 2006-C1 A3 (e)        5.56  02/15/2039     203,256
  183,427 Equity One Abs, Inc. Series 2002-4 M1    5.22  02/25/2033     181,118
  232,622 FHASI, Series 2003-10 2A1                4.75  01/25/2019     225,416
  200,000 GE Capital CMC 2006-C1 A3 (e)            5.34  03/10/2044     200,649
  300,000 GMACC Series 2002-C2 A3                  5.71  10/15/2038     306,454
  210,000 GMACC Series 2004-C3 A4                  4.55  12/10/2041     203,795
  225,000 GMACM Series 2006-HLTV1 A5 (g)           6.01  10/25/2029     226,897
   59,136 Harborview Mortgage Loan Trust Series
          2004-8 2A4A (e)                          5.75  11/19/2034      59,365
  932,043 Harborview Mortgage Loan Trust Series
          2006-1 X1 - (IO) (e)                     2.08  03/19/2037      43,835
  225,000 JP Morgan Mortgage Loan Trust, Series
          2004-C3-A4                               4.66  01/15/2042     217,525
  120,000 JP Morgan Mortgage Loan Trust, Series
          2005-A3-11A2 (e)                         4.50  06/25/2035     113,435
  200,000 JP Morgan Mortgage Loan Trust, Series
          2006-A2-2A2 (e)                          5.77  04/25/2036     201,455
  330,000 LB-UBS Commercial Mortgage Trust,
          Series 2003-C8 A4 (e)                    5.12  11/15/2032     327,513
  117,938 Morgan Stanley Dean Witter Cap,
          2000-LIFE A2                             7.57  11/15/2036     124,105
  147,389 Master Seasoned Securities Trust,
          Series 2004-1 4A1 (e)                    5.20  10/25/2032     148,202
  140,577 Northwest Airlines, Inc. (f)             7.04  04/01/2022     141,720
  350,000 Salomon Bothers Series 2002-KEY2-A3      4.87  03/18/2036     344,214
  330,000 Wachovia Bank Commercial Mortgage,
          Series 2003-C6 A4                        5.13  08/15/2035     327,095
  135,598 Washington Mutual, Series 2002-AR18 A
          (e)                                      4.11  01/25/2033     134,127
  115,000 Washington Mutual, Series
          2005-AR16-1A4A (e)                       5.11  12/25/2035     113,906
5,910,000 Washington Mutual, Series 2006-AR5-X (a)    -  06/25/2046      59,254
                                                                      ---------
TOTAL ASSET BACKED OBLIGATIONS (COST $6,401,534)                      6,431,306
                                                                      ---------

CORPORATE CONVERTIBLE BONDS - 5.1%
CONSUMER DISCRETIONARY - 0.6%
  130,000 Arvinmeritor, Inc. (g)                   4.63  03/01/2026     146,738
   84,000 Citadel Broadcasting Corp.               1.88  02/15/2011      68,565
  129,000 Enzon Pharmaceuticals, Inc.              4.00  06/01/2013     141,739
   68,000 Ford Motor Co.                           4.25  12/15/2036      73,015
   64,000 Group 1 Automotive, Inc. (g)             2.25  06/15/2036      65,760
  109,000 Group 1 Automotive, Inc. (g)             2.25  06/15/2036     111,998
  311,000 Kellwood Co. (g)                         3.50  06/15/2034     293,118
  168,000 Mesa Air Group, Inc. (g)                 2.48  06/16/2023      73,920
  122,000 Playboy Enterprises, Inc.                3.00  03/15/2025     115,138
                                                                      ---------
                                                                      1,089,991
                                                                      ---------
CONSUMER STAPLES - 0.3%
  167,000 Conmed Corp.                             2.50  11/15/2024     149,674
  116,000 Euronet Worldwide, Inc.                  3.50  10/15/2025     123,975
  184,000 FTI Consulting, Inc.                     3.75  04/15/2012     212,520
   22,000 Mannkind Corp.                           3.75  12/15/2013      23,155
   46,000 Millennium Pharmaceuticals               2.25  11/15/2011      45,598
                                                                      ---------
                                                                        554,922
                                                                      ---------
ENERGY - 0.1%
  108,000 Oil States International                 2.38  07/01/2025     135,405
  116,000 Peabody Energy Corp.                     4.75  12/15/2066     111,215
                                                                      ---------
                                                                        246,620
                                                                      ---------
FINANCIALS - 0.6%
  273,000 American Equity Investment Life Holding
          Co.                                      5.25  12/06/2024     325,894
   45,000 Compucredit Corp.                        3.63  05/30/2025      51,244
  135,000 Compucredit Corp.                        5.88  11/30/2035     137,869
   89,000 Conseco, Inc. (g)                        3.50  09/30/2035      88,333
  100,000 Fairfax Financial Holdings, Ltd.         5.00  07/15/2023     102,875
  300,000 Leucadia National Corp.                  3.75  04/15/2014     417,000
                                                                      ---------
                                                                      1,123,215
                                                                      ---------
HEALTH CARE - 1.0%
  208,000 Advanced Medical Optics                  3.25  08/01/2026     189,020
  171,000 American Medical Systems Holdings, Inc.  3.25  07/01/2036     200,284
  106,000 Charles River Labs Intl.                 2.25  06/15/2013     115,143
  127,000 Cubist Pharmaceuticals                   2.25  06/15/2013     115,411
  163,000 CV Therapeutics.                         3.25  08/16/2013     144,051
  145,000 Human Genome Sciences                    2.25  08/15/2012     141,738
  180,000 Invitrogen Corp.                         3.25  06/15/2025     170,325
  227,000 LifePoint Hospitals, Inc.                3.25  08/15/2025     205,151
  136,000 Medtronic, Inc.                          1.63  04/15/2013     145,690
  132,000 Millipore Corp.                          3.75  06/01/2026     136,455
  274,000 Omnicare, Inc.                           3.25  12/15/2035     239,065
                                                                      ---------
                                                                      1,802,333
                                                                      ---------

PRINCIPAL          SECURITY DESCRIPTION           RATE  MATURITY DATE   VALUE
--------- --------------------------------------  ----- ------------- ---------
INDUSTRIALS - 0.5%
  136,000 Allied Waste Industries                  4.25  04/15/2034     130,560
  106,000 EDO Corp.                                4.00  11/15/2025     102,555
   69,000 FEI Company                              2.88  06/01/2013      79,090
   92,000 General Cable Corp.                      0.88  11/15/2013      98,555
  112,000 Itron, Inc.                              2.50  08/01/2026     119,840
  196,000 Trinity Industries, Inc.                 3.88  06/01/2036     198,940
  218,000 Wilson Greatbatch Technologies, Inc.     2.25  06/15/2013     202,468
                                                                      ---------
                                                                        932,008
                                                                      ---------
INFORMATION TECHNOLOGY - 0.8%
  165,000 Amkor Tech, Inc.                         2.50  05/15/2011     157,162
  147,000 CIBER, Inc.                              2.88  12/15/2023     136,526
  154,000 Conexant Systems, Inc.                   4.00  03/01/2026     140,718
  179,000 Hutchinson Technology                    3.25  01/15/2026     167,141
  177,000 Mentor Graphics Corp.                    6.25  03/01/2026     231,428
   94,000 ON Semiconductor Corp. (a)               1.09  04/15/2024      92,825
   77,000 PMC-Sierra, Inc.                         2.25  10/15/2025      82,198
   68,000 Quantum Corp.                            4.38  08/01/2010      61,285
  118,000 Sandisk Corp.                            1.00  05/15/2013     105,020
  235,000 WebMD Corp.                              3.13  09/01/2025     234,119
                                                                      ---------
                                                                      1,408,422
                                                                      ---------
TELECOMMUNICATION SERVICES - 0.8%
  160,000 ADC Telecommunications (e)               5.73  06/15/2013     153,800
  114,000 Arris Group, Inc.                        2.00  11/15/2026     121,295
   74,000 Audiocodes, Ltd.                         2.00  11/09/2024      66,508
   90,000 Audiocodes, Ltd.                         2.00  11/09/2024      80,888
  101,000 Dobson Communications Corp.              1.50  10/01/2025     110,469
   91,000 Earthlink, Inc. (g)                      3.25  11/15/2026      97,255
   51,000 Global Crossing, Ltd.                    5.00  05/15/2011      63,686
  100,000 Level 3 Communications, Inc. (g)        12.88  03/15/2010     103,375
   55,000 Level 3 Communications, Inc.             3.50  06/15/2012      68,613
   65,000 Powerwave Technologies, Inc.             1.88  11/15/2024      59,556
  108,000 Qwest Communications International,
          Inc.                                     3.50  11/15/2025     169,425
   74,000 Time Warner Telecom, LLC                 2.38  04/01/2026      93,425
                                                                      ---------
                                                                      1,188,295
                                                                      ---------
UTILITIES - 0.4%
  730,000 Calpine Corp. (f)                        4.75  11/15/2023     570,312
   65,000 Public Service Enterprise Group (e)      5.74  09/21/2008      65,072
                                                                      ---------
                                                                        635,384
                                                                      ---------
TOTAL CONVERTIBLE BONDS (COST $8,420,196)                             8,981,190
                                                                      =========
CORPORATE NON-CONVERTIBLE BONDS - 3.9%
CONSUMER DISCRETIONARY - 0.7%
    6,460 Continental Airlines, Inc.               6.41  04/15/2007       6,441
  135,460 Continental Airlines, Inc.               7.46  04/01/2015     140,963
  110,766 Continental Airlines, Inc.               6.90  01/02/2018     114,358
  400,000 Dana Corp. (f)                           9.00  08/15/2011     303,000
  400,000 Dana Corp. (f)                           5.85  01/15/2015     288,000
  220,000 Delta Airlines (f)                       7.11  09/18/2011     223,438
  120,000 General Motors Corp. (d)                 8.38  07/15/2033     111,600
                                                                      ---------
                                                                      1,187,800
                                                                      ---------
FINANCIALS - 2.2%
  155,000 Allied World Assurance                   7.50  08/01/2016     166,637
   60,000 BankBoston Capital Trust II, Series B    7.75  12/15/2026      62,395
   57,000 BNP Paribas, SA (d)(e)                      -  11/28/2021      55,323
  225,000 Camden Property Trust                    4.38  01/15/2010     219,197
  275,000 Capital One Financial Co.                5.70  09/15/2011     279,361
   87,000 Colonial Bank NA                         6.38  02/01/2015      89,418
   75,000 Developers Diversified Realty Corp.      4.63  08/01/2010      73,077
1,650,000 Finova Group, Inc. (f)                   7.50  11/15/2009     486,750
  170,000 Ford Motor Credit Co.                    7.00  10/01/2013     162,560
  100,000 Ford Motor Credit Co. (e)                9.82  04/15/2012     106,105
  100,000 General Motors Accept Corp. (e)          7.57  12/01/2014     104,768
  120,000 Goldman Sachs Group, Inc.                5.35  01/15/2016     118,653
  232,000 Health Care Property Investors,
          Inc. MTN                                 5.63  05/01/2017     223,137
  135,000 Highwoods Realty, LP                     7.50  04/15/2018     150,272
  111,000 Lehman Brothers Holdings, Inc. (e)      11.00  11/07/2016     110,356

PRINCIPAL          SECURITY DESCRIPTION               RATE     MATURITY DATE   VALUE
--------- ---------------------------------------  ----------- ------------- ---------
  135,000 Lehman Brothers Holdings, Inc.                  5.50  04/04/2016     135,224
   31,000 Lehman Brothers Holdings, Inc. (e)                 -  11/30/2010      27,934
  151,000 Lehman Brothers Holdings, Inc. (e)                 -  06/20/2016     153,190
  183,000 Merrill Lynch & Co., Inc.                       6.05  05/16/2016     189,751
  225,000 Metlife, Inc. (e)                               6.40  12/15/2036     226,790
   60,000 New Plan Excel Realty Trust                     5.13  09/15/2012      58,644
  160,000 Reckson Operating Partnership                   6.00  03/31/2016     156,422
  100,000 Residential Capital, LLC (e)                    5.85  06/09/2008      99,831
   49,000 Shurgard Storage Centers                        5.88  03/15/2013      50,101
  100,000 Shurgard Storage Centers                        7.75  02/22/2011     107,490
  180,000 Simon Property Group, LP                        5.75  05/01/2012     182,051
   32,000 Washington Real Estate Investment Trust         5.35  05/01/2015      31,389
  175,000 Washington Real Estate Investment Trust         5.95  06/15/2011     177,721
  170,000 Weingarten Realty Investors                     4.99  09/03/2013     165,296
                                                                             ---------
                                                                             4,169,843
                                                                             ---------
INDUSTRIALS -0.2%
  300,000 Delphi Corp. (f)                                6.50  08/15/2013     327,000
                                                                             ---------
MATERIALS - 0.1%
  110,000 Barrick Gold Financial Co.                      5.80  11/15/2034     102,215
                                                                             ---------
UTILITIES - 0.7%
  500,000 Calpine Corp. (f)                              10.50  05/15/2006     480,000
   10,000 Calpine Corp. (f)                               7.88  04/01/2008       9,550
  140,000 Southern Union Co. (e)                          7.20  11/01/2066     138,706
   55,000 Swepco Capital Trust I (e)                      5.25  10/01/2043      54,487
  500,000 Utilicorp United Inc.                           7.63  11/15/2009     521,642
                                                                             ---------
                                                                             1,204,385
                                                                             ---------
TOTAL NON-CONVERTIBLE BONDS (COST $6,575,769)                                6,991,243
                                                                             =========

US GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
DISCOUNT NOTE - 0.3%
  335,000 FHLB Discount Note (a)                          5.39  01/03/2007     335,000
  230,000 FHLMC Discount Note (a)                         5.23  01/23/2007     229,345
                                                                             ---------
                                                                               564,345
                                                                             ---------
MORTGAGE BACKED SECURITIES - 2.6%
  225,000 FHLB                                            5.50  06/30/2008     225,020
  225,000 FHLMC                                           5.50  06/12/2008     225,023
  285,000 FHLMC                                           5.55  12/11/2008     284,948
  364,781 FHLMC FG G02366                                 6.50  10/01/2036     371,659
  205,000 FHLMC FHR 2929 PE                               5.00  05/15/2033     196,374
   46,921 FHLMC Pool #1L0113 (e)                          6.41  05/01/2035      47,983
   71,194 FHLMC Series 2433 SA (e)                        7.02  02/15/2032      72,935
   94,919 FHR Series 2881 IA - (IO)                       6.00  08/15/2034      19,020
  317,146 FNBR 2006-B2 AB                                 5.50  01/01/2014     317,010
  385,000 FNCI55 - FNMA TBA SD                            5.50  01/01/2018     385,000
  173,247 FNMA FNR 2001-52 YZ                             6.50  10/25/2031     176,750
  103,889 FNMA FNR 2001-81 QG                             6.50  01/25/2032     106,426
  225,000 FNMA FNR 2006-4 WE                              4.50  02/25/2036     199,540
  262,639 FNMA Pool #545639                               6.50  04/01/2032     269,076
   82,766 FNMA Pool #555177 (e)                           4.84  01/01/2033      81,820
   47,045 FNMA Pool #673743 (e)                           5.21  11/01/2032      47,688
   87,503 FNMA Pool #708856 (e)                           5.69  06/01/2033      88,450
  204,123 FNMA Pool #735861                               6.50  09/01/2033     209,241
  122,920 FNMA Pool #735881                               6.00  11/01/2034     123,995
  249,315 FNMA Pool #764388 (e)                           4.96  03/01/2034     245,201
   77,735 FNMA Pool #841741 (e)                           5.04  09/01/2035      76,890
  288,018 FNMA Pool #895606 (e)                           5.77  06/01/2036     288,992
   43,840 GNMA Pool #80610 (e)                            5.38  06/20/2032      44,203
   97,943 GNMA Pool #81136 (e)                            5.00  11/20/2034      99,197
  153,705 GNMA Pool #81432 (e)                            5.00  08/20/2035     153,625
  144,439 GNMA Pool #81435 (e)                            5.50  08/20/2035     145,122
                                                                             ---------
                                                                             4,501,188
                                                                             ---------
US TREASURY SECURITIES - 3.6%
  120,000 US Treasury Note - Strip - (PO) (a)      4.36 - 4.52  08/15/2009     106,155
1,502,000 US Treasury Note                                4.88  04/30/2011   1,512,209
  233,000 US Treasury Bond                                8.13  08/15/2019     304,484
  681,000 US Treasury Bond                                4.50  02/15/2036     647,803
  536,000 US Treasury Note                                3.50  11/15/2009     518,601
  338,000 US Treasury Note                                4.88  05/15/2009     338,845
2,250,000 US Treasury Note                                4.88  02/15/2012   2,271,272

   704,000 US Treasury Note                       4.25 11/15/2014      683,155
                                                                  ------------
                                                                     6,382,524
                                                                  ------------
TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS
(COST $11,366,898)                                                  11,448,057
                                                                  ------------
TOTAL FIXED-INCOME SECURITIES (COST
$32,764,397)                                                        33,851,796
                                                                  ============

 SHARES           SECURITY DESCRIPTION                                VALUE
 ------    ------------------------------------                   ------------
MUTUAL FUND - 1.8%
   261,780 Loomis Sayles Investment Grade
             Fixed Income Fund (Cost
             $3,393,145) (c)                                         3,269,635
                                                                  ------------

PRINCIPAL         SECURITY DESCRIPTION                                VALUE
---------  ------------------------------------                   ------------
SHORT-TERM INVESTMENTS - 20.6%
MONEY MARKET DEPOSIT ACCOUNT - 20.2%
35,731,695 Citibank Money Market Deposit
             Account, 4.80% (Cost $35,731,695)                      35,731,695
                                                                  ------------
COMMERCIAL PAPER - 0.4%
   165,000 HSBC Finance Corp.                                          164,423
   545,000 Alcoa Inc.                                                  544,200
                                                                  ------------
TOTAL COMMERCIAL PAPER (COST $708,623)                                 708,623
                                                                  ------------
RIGHTS - 0.0%
   150,000 Comdisco Holding Co. (Cost $51,260)                          37,501
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (COST $36,491,578)                     36,477,819

NUMBER OF                                       STRIKE EXPIRATION
CONTRACTS         SECURITY DESCRIPTION          PRICE     DATE        VALUE
---------  ------------------------------------ ------ ---------- ------------
PUT OPTIONS PURCHASED - 0.2%
        30 Advances Micro Devices                30.00 01/21/2009       12,300
        30 Amazon.com                            30.00 01/21/2009        8,775
        18 Amgen, Inc.                           60.00 01/21/2009        6,120
        18 Amgen, Inc.                           70.00 01/21/2009       12,600
        30 Anadarko Petroleum Corp.              40.00 01/21/2009       12,900
        18 Apache Corp.                          60.00 01/21/2009        9,270
        15 Apple Computer, Inc.                  50.00 01/21/2009        4,005
        60 Applied Materials, Inc.               15.00 01/21/2009        6,450
        18 Bank of America Corp.                 40.00 01/21/2009        2,160
        15 Bear Stearns Cos, Inc.               130.00 01/21/2009       10,725
        45 Bed Bath & Beyond, Inc.               30.00 01/21/2009        6,413
        18 Caterpillar, Inc.                     60.00 01/21/2009       11,700
        14 Centex Corp.                          50.00 01/23/2008        5,180
        18 Centex Corp.                          40.00 01/21/2009        4,590
        30 Circuit City Stores, Inc.             30.00 01/21/2009       33,150
        60 Cisco Systems, Inc.                   15.00 01/21/2009        1,800
        30 Comcast Corp.                         30.00 01/21/2009        3,225
        30 Countrywide Financial Corp.           30.00 01/21/2009        6,150
        30 Countrywide Financial Corp.           25.00 01/21/2009        3,675
        24 Dell, Inc.                            20.00 01/23/2008        1,920
        36 Dell, Inc.                            30.00 01/23/2008       19,080
        16 DR Horton, Inc.                       30.00 01/23/2008        8,320
        28 eBay, Inc.                            35.00 01/23/2008       18,480
        28 General Electric Co.                  30.00 01/23/2008          980
         6 Google, Inc., Class A                240.00 01/23/2008          990
        30 Halliburton Co.                       30.00 01/21/2009       12,150
        30 Hovnanian Enterprises, Inc., Class A  35.00 01/23/2008       15,000
         7 Hovnanian Enterprises, Inc., Class A  50.00 01/23/2008       11,270
        18 Kohl's Corp.                          50.00 01/21/2009        4,095
        16 Lennar Corp., Class A                 50.00 01/23/2008        7,040
        45 Lowe's Cos, Inc.                      25.00 01/21/2009        5,737
        36 Lowe's Cos, Inc.                      60.00 01/21/2009       10,170
        18 Merrill Lynch & Co.                   55.00 01/21/2009        1,890
        30 Microsoft Corp.                       20.00 01/21/2009        1,275
        18 Morgan Stanley                        50.00 01/21/2009        2,430
        15 Nike, Inc.                            80.00 01/21/2009        4,013
        18 Proctor & Gamble, Co.                 50.00 01/21/2009        1,800
        47 Pulte Homes, Inc.                     25.00 01/21/2009       11,045
        14 Ryland Group, Inc.                    30.00 01/21/2009        2,555
        16 Ryland Group, Inc.                    60.00 01/23/2008       16,000
        18 Ryland Group, Inc.                    40.00 01/21/2009        7,290
        15 Schlumberger, Inc.                    60.00 01/21/2009       11,325
        18 Target Corp.                          40.00 01/21/2009        2,115
        28 Toll Brothers, Inc.                   30.00 01/23/2008        7,672
        18 United Technologies Corp.             50.00 01/21/2009        3,285
        30 Yahoo!, Inc.                          30.00 01/23/2008       16,200
                                                                  ------------
TOTAL PUT OPTIONS PURCHASED (PREMIUMS PAID $494,526)                   365,315
                                                                  ------------
TOTAL LONG POSITIONS - 104.1% (COST $171,972,148)*                 184,653,342
TOTAL SHORT POSITIONS - (38.0%) (COST ($65,534,786))               (67,341,332)
TOTAL CALL OPTIONS WRITTEN - (0.6%) (PREMIUMS
RECEIVED ($990,246))                                                (1,089,020)
OTHER ASSETS & LIABILITIES, NET - 34.5%                             61,227,081
                                                                  ------------
NET ASSETS - 100.0%                                               $177,450,071
                                                                  ============

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2006 (Unaudited)

 SHARES                    SECURITY DESCRIPTION                       VALUE
 ------  --------------------------------------------------------  -----------
SECURITIES SOLD SHORT - (37.9)%
COMMON STOCK - (37.9)%
CONSUMER DISCRETIONARY - (8.6)%
 (3,400) A.C. Moore Arts & Crafts, Inc.                             (73,678.00)
(10,800) Advance Auto Parts, Inc.                                  (384,048.00)
 (4,300) Airtran Holdings, Inc.                                     (50,482.00)
 (3,490) American Axle & Manufacturing Holdings, Inc.               (66,275.00)
 (6,450) Apollo Group, Inc., Class A                               (251,356.00)
(16,600) Applebees International, Inc.                             (409,522.00)
 (4,355) ArvinMeritor, Inc.                                         (79,392.00)
 (3,200) Autonation, Inc.                                           (68,224.00)
   (100) Beazer Homes USA, Inc.                                      (4,701.00)
(11,800) Bed Bath & Beyond, Inc.                                   (449,580.00)
(22,444) Blockbuster                                               (118,729.00)
 (2,840) Borders Group, Inc.                                        (63,474.00)
   (800) BorgWarner, Inc.                                           (47,216.00)
 (1,700) California Pizza Kitchen                                   (56,627.00)
 (1,350) Carmax, Inc.                                               (72,400.00)
 (4,000) Carmike Cinemas, Inc.                                      (81,560.00)
 (3,425) Carnival Corp.                                            (167,996.00)
 (3,700) Carter's, Inc.                                             (94,350.00)
 (1,950) Casey's General Stores, Inc.                               (45,923.00)
 (6,000) CDI Corp.                                                 (149,400.00)
   (100) Centex Corp.                                                (5,627.00)
 (2,900) Cheesecake Factory                                         (71,340.00)
(15,925) Chico's FAS, Inc.                                         (329,488.00)
 (1,500) Cintas Corp.                                               (59,565.00)
   (661) Citadel Broadcasting Corp.                                  (6,584.00)
 (2,800) Coldwater Creek, Inc.                                      (68,656.00)
   (875) Columbia Sportswear Co.                                    (48,737.00)
 (4,800) Conn's, Inc.                                              (111,696.00)
 (3,400) Cooper Tire and Rubber Co.                                 (48,620.00)
 (4,500) Cost Plus, Inc.                                            (46,350.00)
   (900) Costco Wholesale Corp.                                     (47,583.00)
 (2,800) CVS Corp.                                                  (86,548.00)
 (2,500) DeVry, Inc.                                                (70,000.00)
 (3,100) Dollar General Corp.                                       (49,786.00)
(12,200) Dow Jones & Co., Inc.                                     (463,600.00)
 (4,000) DR Horton, Inc.                                           (105,960.00)
 (2,500) EchoStar Communications Corp., Class A                     (95,075.00)
 (1,300) Fastenal Co.                                               (46,644.00)
(23,525) Ford Motor Co.                                            (176,673.00)
 (2,320) Gannett Co., Inc.                                         (140,267.00)
 (5,140) Gaylord Entertainment Co.                                 (261,780.00)
   (231) General Motors Corp.                                        (7,096.00)

 SHARES                SECURITY DESCRIPTION                   VALUE
 ------  ------------------------------------------------  -----------
 (1,725) Genesco, Inc.                                      (64,343.00)
 (2,200) Genuine Parts Co.                                 (104,346.00)
 (2,800) Goodyear Tire & Rubber Co.                         (58,772.00)
 (2,326) Group 1 Automotive, Inc.                          (120,301.00)
 (4,380) Guitar Center, Inc.                               (199,115.00)
 (2,300) Hibbett Sporting Goods, Inc.                       (70,219.00)
 (7,250) HNI Corp.                                         (321,973.00)
 (1,700) Home Depot, Inc.                                   (68,272.00)
 (4,650) HOT Topic, Inc.                                    (62,031.00)
   (200) Hovnanian Enterprises, Inc., Class A                (6,780.00)
 (3,700) Iconix Brand Group, Inc.                           (71,743.00)
(11,600) Interpublic Group of Cos., Inc.                   (141,984.00)
 (2,650) Inventiv Health, Inc.                              (93,678.00)
 (3,200) Iron Mountain, Inc.                               (132,288.00)
 (8,405) JetBlue Airways Corp.                             (119,351.00)
 (3,000) JOS A. Bank Clothiers, Inc.                        (88,050.00)
   (100) KB Home                                             (5,128.00)
 (1,110) Kellwood Co.                                       (36,097.00)
 (1,000) Kelly Services, Inc., Class A                      (28,940.00)
 (3,100) Landry's Restaurants, Inc.                         (93,279.00)
 (1,900) Laureate Education, Inc.                           (92,397.00)
 (1,700) Las Vegas Sands Corp.                             (152,116.00)
 (1,300) Lennar Corp., Class A                              (68,198.00)
 (5,000) Lithia Motors                                     (143,800.00)
 (3,100) LKQ Corp.                                          (71,269.00)
 (1,600) Lowe's Cos., Inc.                                  (49,840.00)
 (1,600) Manpower, Inc.                                    (119,888.00)
 (5,700) MarineMax, Inc.                                   (147,801.00)
   (900) MDC Holdings, Inc.                                 (51,345.00)
 (3,672) Mesa Air Group, Inc.                               (31,469.00)
 (1,775) Mohawk Industries, Inc.                           (132,877.00)
(12,275) New York Times Co., Class A                       (299,019.00)
 (7,200) O'Reilly Automotive, Inc.                         (230,832.00)
 (3,100) Orient-Express Hotels, Ltd.                       (146,692.00)
 (1,300) Oxford Industries, Inc.                            (64,545.00)
 (6,760) Panera Bread Co., Class A                         (377,952.00)
 (4,800) PEP Boys-Manny Moe & Jack                          (71,328.00)
 (2,095) PF Chang's China Bistro, Inc.                      (80,406.00)
 (1,600) Phillips-Van Heusen Corp.                          (80,272.00)
(12,200) Pier 1 Imports, Inc.                               (72,590.00)
 (4,302) Playboy Enterprises, Inc., Class B                 (49,301.00)
 (8,750) Pool Corp.                                        (342,738.00)
(20,000) Progressive Gaming International Corp.            (181,400.00)
   (100) Pulte Homes, Inc.                                   (3,312.00)
 (7,800) Quiksilver, Inc.                                  (122,850.00)
(14,450) RadioShack Corp.                                  (242,471.00)
 (1,825) Rare Hostpitality International, Inc.              (60,097.00)
 (3,000) Red Robin Gourmet Burgers, Inc.                   (107,550.00)
 (1,800) Regis Corp.                                        (71,172.00)
   (650) RH Donnelley Corp.                                 (40,775.00)
(13,450) Ross Stores, Inc.                                 (394,085.00)

 SHARES              SECURITY DESCRIPTION                    VALUE
 ------  ---------------------------------------------  --------------
 (1,700) Royal Caribbean Cruises, Ltd.                      (70,346.00)
 (2,100) Ruths Chris Steakhouse, Inc.                       (38,388.00)
   (600) Ryland Group, Inc.                                 (32,772.00)
 (1,700) Scholastic Corp.                                   (60,928.00)
 (1,800) School Specialty, Inc.                             (67,482.00)
(17,900) Scientific Games Corp.                            (541,117.00)
 (1,213) Six Flags, Inc.                                     (6,356.00)
 (3,700) Sonic Automotive, Inc.                            (107,448.00)
   (200) Standard-Pacific Corp.                              (5,358.00)
   (950) Stein Mart, Inc.                                   (12,597.00)
 (2,350) Talbots, Inc.                                      (56,635.00)
 (1,200) Target Corp.                                       (68,460.00)
(10,865) Texas Roadhouse, Inc.                             (144,070.00)
 (2,050) Tiffany & Co.                                      (80,442.00)
(11,700) Timberland Co.                                    (369,486.00)
   (200) Toll Brothers, Inc.                                 (6,446.00)
 (9,700) Tractor Supply Co.                                (433,688.00)
 (3,900) Tuesday Morning Corp.                              (60,645.00)
 (1,040) Under Armour, Inc.                                 (52,468.00)
 (2,520) United Auto Group, Inc.                            (59,396.00)
(24,125) Urban Outfitters, Inc.                            (555,599.00)
(13,150) Valassis Communications, Inc.                     (190,675.00)
   (900) Walgreen Co.                                       (41,301.00)
 (3,900) Wal-Mart Stores, Inc.                             (180,102.00)
 (5,000) Walt Disney Co.                                   (171,350.00)
 (8,350) Weight Watchers International                     (438,626.00)
 (9,000) Williams-Sonoma, Inc.                             (282,960.00)
 (1,500) XM Satellite Holdings, Inc., Class A               (21,675.00)
   (650) Zale Corp.                                         (18,337.00)
                                                        --------------
                                                        (15,244,838.00)
                                                        --------------
CONSUMER STAPLES - (3.5)%
(10,200) Adolor Corp.                                       (76,704.00)
 (1,400) Advance Magnetics, Inc.                            (83,608.00)
 (1,040) Allergan, Inc.                                    (124,530.00)
   (700) Altria Group, Inc.                                 (60,074.00)
 (1,800) Avon Products, Inc.                                (59,472.00)
 (5,800) Barr Pharmaceuticals, Inc.                        (290,696.00)
 (1,375) Bausch & Lomb, Inc.                                (71,582.00)
 (1,375) Beckman Coulter, Inc.                              (82,225.00)
 (1,950) Brasil Dist. Pao Acu-ADR                           (66,632.00)
   (900) Brown-Forman Corp., Class B                        (59,616.00)
 (3,418) Bunge, Ltd.                                       (247,839.00)
 (3,800) Campbell Soup Co.                                 (147,782.00)
 (1,025) Central Garden and Pet Co.                         (49,630.00)
 (1,310) Chattem, Inc.                                      (65,605.00)
 (4,775) Chiquita Brands International                      (76,257.00)
 (1,600) Colgate-Palmolive Co.                             (104,384.00)
 (2,800) Community Health Systems, Inc.                    (102,256.00)
 (4,575) Corporate Executive Board Co.                     (401,227.00)
(10,126) Enzon Pharmaceuticals                              (86,172.00)
   (950) Express Scripts, Inc.                              (68,020.00)

 SHARES               SECURITY DESCRIPTION                    VALUE
 ------  -----------------------------------------------  -------------
 (1,245) Fortune Brands, Inc.                               (106,311.00)
 (2,615) Fossil, Inc.                                        (59,047.00)
 (1,960) Foxhollow Technologies                              (42,297.00)
 (3,600) Fresh Del Monte Products, Inc.                      (53,676.00)
 (4,417) FTI Consulting, Inc.                               (123,190.00)
 (2,225) Great Atlantic & Pacific Tea Corp.                  (57,272.00)
 (2,100) Hain Celestial Group, Inc.                          (65,541.00)
 (3,500) Hansen Natural Corp.                               (117,880.00)
   (900) Hershey Co.                                         (44,820.00)
 (2,300) Hudson Highland Group, Inc.                         (38,364.00)
 (1,015) Johnson & Johnson                                   (67,010.00)
 (4,000) Kraft Foods, Inc.                                  (142,800.00)
 (2,000) Kyphon, Inc.                                        (80,800.00)
   (660) Mannkind Corp.                                      (10,883.00)
 (1,785) Millennium Pharmaceuticals, Inc.                    (19,457.00)
 (8,150) MSC Indl Direct                                    (319,073.00)
 (2,700) Navigant Consulting, Inc.                           (53,352.00)
 (1,900) Pilgrim's Pride Corp.                               (55,917.00)
 (2,000) Proctor & Gamble Co.                               (128,540.00)
 (3,100) Providence Service Corp.                            (77,903.00)
 (3,470) Sanderson Farms, Inc.                              (105,106.00)
 (3,000) Senomyx, Inc.                                       (38,970.00)
 (1,450) Smithfield Foods                                    (37,207.00)
 (5,400) Sotheby's                                          (167,508.00)
 (2,000) Spectrum Brands, Inc.                               (21,800.00)
 (9,300) Stereotaxis, Inc.                                   (95,976.00)
   (600) Strayer Education Corp.                             (63,630.00)
   (920) Sysco Corp.                                         (33,819.00)
(14,800) Tupperware Brands Corp.                            (334,628.00)
(11,525) Tyson Foods, Inc., Class A                         (189,586.00)
 (1,500) United Natural Foods, Inc.                          (53,880.00)
 (1,499) Universal Corp.                                     (73,466.00)
 (3,300) VCA Antech, Inc.                                   (106,227.00)
 (6,750) Whole Foods Market, Inc.                           (316,778.00)
 (9,880) WM Wrigley Jr. Co.                                 (510,994.00)
                                                          -------------
                                                          (6,138,019.00)
                                                          -------------
ENERGY - (3.6)%
   (975) Apache Corp.                                        (64,847.00)
 (4,750) Arch Coal, Inc.                                    (142,642.00)
 (1,200) Atwood Oceanics, Inc.                               (58,764.00)
 (1,500) Baker Hughes, Inc.                                 (111,990.00)
 (2,275) BJ Services Co.                                     (66,703.00)
 (2,800) Cameron International Corp.                        (148,540.00)
 (1,455) CARBO Ceramics, Inc.                                (54,373.00)
 (1,800) Carrizo Oil & Gas, Inc.                             (52,236.00)
(16,000) Cheniere Energy, Inc.                              (461,920.00)
 (4,792) Chesapeake Energy Corp.                            (139,207.00)
 (1,625) ChevronTexaco Corp.                                (119,486.00)
 (1,200) Comstock Resources, Inc.                            (37,272.00)
 (1,500) Consol Energy                                       (48,195.00)

 SHARES               SECURITY DESCRIPTION                    VALUE
 ------  -----------------------------------------------  -------------
 (5,600) Covanta Holding Corp.                              (123,424.00)
 (1,800) Crosstex Energy, Inc.                               (57,042.00)
 (5,600) Delta Petroleum Corp.                              (129,696.00)
 (8,450) El Paso Corp.                                      (129,116.00)
 (4,400) Enbridge, Inc.                                     (151,360.00)
 (5,500) Encore Acquisition Co.                             (134,915.00)
 (5,750) EOG Resources, Inc.                                (359,088.00)
 (6,600) Evergreen Solar, Inc.                               (49,962.00)
 (6,500) Gasco Energy, Inc.                                  (15,925.00)
 (1,350) GlobalSantaFe Corp.                                 (79,353.00)
 (2,400) GMX Resources, Inc.                                 (85,200.00)
 (3,332) Goodrich Petroleum Corp.                           (120,551.00)
 (3,000) Halliburton Co.                                     (93,150.00)
 (1,500) James River Coal Co.                                (13,920.00)
(17,050) Massey Energy Co.                                  (396,072.00)
 (4,150) Noble Corp.                                        (316,021.00)
 (2,633) Oil States International, Inc.                      (84,861.00)
 (4,000) Parallel Petroleum Corp.                            (70,280.00)
(14,975) Patterson-UTI Energy, Inc.                         (347,869.00)
 (1,261) Peabody Energy Corp.                                (50,957.00)
 (1,100) Pioneer Natural Co.                                 (43,659.00)
(12,000) Quicksilver Resources, Inc.                        (439,080.00)
 (1,700) Range Resources Corp.                               (46,682.00)
 (7,100) Rowan Cos., Inc.                                   (235,720.00)
 (1,600) Royal Dutch Shell plc ADR, Class A                 (113,264.00)
 (1,800) Smith International, Inc.                           (73,926.00)
 (3,800) Southwestern Energy Co.                            (133,190.00)
 (5,650) Sunoco, Inc.                                       (352,334.00)
 (1,025) Swift Energy Co.                                    (45,930.00)
 (1,125) Tidewater, Inc.                                     (54,405.00)
 (1,375) Total SA                                            (98,890.00)
 (3,800) TransCanada Corp.                                  (132,810.00)
   (700) Transocean, Inc.                                    (56,623.00)
 (1,225) Unit Corp.                                          (59,351.00)
 (8,900) Warren Resources, Inc.                             (104,308.00)
 (2,100) Western Refining, Inc.                              (53,466.00)
                                                          -------------
                                                          (6,358,575.00)
                                                          -------------
FINANCIALS - (7.5)%
   (693) Affiliated Managers Group, Inc.                     (72,855.00)
 (1,800) Allied Capital Corp.                                (58,824.00)
 (1,650) American Campus Communities, Inc.                   (46,975.00)
 (1,700) American Capital Strategies, Ltd.                   (78,642.00)
(21,290) American Equity Investment Life Holding Co.        (277,409.00)
 (4,100) American Financial Realty                           (46,904.00)
(12,450) Arthur J. Gallagher & Co.                          (367,897.00)
 (2,400) Assoc Banc-Corp.                                    (83,712.00)
 (6,100) Astoria Financial Corp.                            (183,976.00)
 (3,400) Bank of America Corp.                              (181,526.00)
 (5,900) Bank of Hawaii Corp.                               (318,305.00)
 (8,200) BankAtlantic Bancorp, Inc., Class A                (113,242.00)

 SHARES                SECURITY DESCRIPTION                   VALUE
 ------  ------------------------------------------------  -----------
 (1,875) BB& T Corp.                                        (82,369.00)
 (1,100) Bear Stearns Cos., Inc.                           (179,058.00)
 (1,100) Brookfield Properties Corp.                        (43,263.00)
 (4,900) Capitol Federal Financial                         (188,258.00)
 (1,325) Cathay General Bancorp                             (45,726.00)
 (1,155) Colonial Properties Trust                          (54,146.00)
 (5,400) Commerce BanCorp., Inc.                           (190,458.00)
 (3,600) Compass Bancshares, Inc.                          (214,740.00)
 (2,271) CompuCredit Corp.                                  (90,409.00)
 (1,669) Conseco, Inc.                                      (33,347.00)
 (4,500) Constellation Brands, Inc.                        (130,590.00)
 (2,350) Crescent Real Estate                               (46,412.00)
   (700) Cullen/Frost Bankers, Inc.                         (39,074.00)
(17,500) Deluxe Corp.                                      (441,000.00)
 (2,600) Endurance Specialty Holdings                       (95,108.00)
 (8,050) Equifax, Inc.                                     (326,830.00)
 (1,000) Equity Residential, REIT                           (50,750.00)
 (1,900) Equity One, Inc.                                   (50,654.00)
 (3,749) Euronet Worldwide, Inc.                           (111,308.00)
 (1,200) Everest Re Group, Ltd.                            (117,732.00)
 (1,200) Fannie Mae                                         (71,268.00)
(12,450) Federated Investors, Inc.                         (420,561.00)
 (6,200) Fifth Third Bancorp                               (253,766.00)
   (800) First Horizon National Corp.                       (33,424.00)
 (6,150) First Midwest Bancorp, Inc.                       (237,882.00)
 (4,100) First Republic                                    (160,228.00)
 (2,800) Firstmerit Corp.                                   (67,592.00)
 (3,150) Forest City Enterprises                           (183,960.00)
 (1,100) Freddie Mac                                        (74,690.00)
 (1,200) General Growth Properties, Inc., REIT              (62,676.00)
 (1,825) Glimcher Realty                                    (48,746.00)
(26,850) H&R Block, Inc.                                   (618,624.00)
 (1,900) Hancock Holding Co.                               (100,396.00)
 (1,000) Hartford Financial Services Group, Inc.            (93,310.00)
 (1,150) Healthcare Realty Trust                            (45,471.00)
(11,200) Housevalues, Inc.                                  (63,056.00)
 (4,600) HRPT Properties Trust, REIT                        (56,810.00)
 (7,400) Hudson City Bancorp, Inc.                         (102,712.00)
(11,750) Investors Financial Services Corp.                (501,373.00)
 (2,700) Janus Capital Group, Inc.                          (58,293.00)
 (4,600) Jefferies Group, Inc.                             (123,372.00)
 (8,200) LaBranche & Co, Inc.                               (80,606.00)
   (650) LandAmerica Financial Group, Inc.                  (41,022.00)
   (500) Legg Mason, Inc.                                   (47,525.00)
 (2,400) Lexington Corp. Properties                         (53,832.00)
 (1,500) Max Re Capital, Ltd.                               (37,230.00)
 (6,300) Montpelier Re Holdings, Ltd.                      (117,243.00)
 (1,650) Nasdaq Stock Market, Inc.                          (50,804.00)
 (1,100) National City Corp.                                (40,216.00)
 (9,900) New York Community Bancorp, Inc.                  (159,390.00)
 (2,100) NewAlliance Bancshares, Inc.                       (34,440.00)

 SHARES               SECURITY DESCRIPTION                    VALUE
 ------  ----------------------------------------------  --------------
 (2,150) Northern Trust                                     (130,484.00)
 (1,500) Nuveen Investments                                  (77,820.00)
   (900) Parkway Properties, Inc.                            (45,909.00)
 (2,025) PartnerRe, Ltd.                                    (143,836.00)
 (4,300) People's Bank                                      (191,866.00)
 (3,500) Phoenix Cos, Inc.                                   (55,615.00)
 (5,100) Platinum Underwriters Holdings, Ltd.               (157,794.00)
 (2,700) Popular, Inc.                                       (48,465.00)
(14,250) Progressive Corp.                                  (345,135.00)
 (1,300) Prosperity Bancshares, Inc.                         (44,863.00)
 (2,800) Raymond James Financial, Inc.                       (84,868.00)
   (775) RenaissanceRe Holdings, Ltd.                        (46,500.00)
   (975) Signature Bank                                      (30,206.00)
(10,200) SLM Corp.                                          (497,454.00)
 (1,249) Sovereign Bancorp, Inc.                             (31,712.00)
 (4,500) Spirit Financial Corp.                              (56,115.00)
 (1,500) Sun Life Financial, Inc.                            (63,525.00)
 (2,600) Strategic Hotels & Resorts, Inc.                    (56,654.00)
(13,350) TCF Financial Corp.                                (366,057.00)
(23,400) TD Ameritrade Holding Corp.                        (378,612.00)
(11,700) UCBH Holdings, Inc.                                (205,452.00)
 (2,100) UMB Financial Corp.                                 (76,671.00)
 (2,335) Umpqua Holdings Corp.                               (68,719.00)
 (2,400) UnumProvident Corp.                                 (49,872.00)
 (2,300) U-Store-It Trust                                    (47,265.00)
 (9,200) Valley National Bancorp                            (243,892.00)
   (425) Vornado Realty Trust, REIT                          (51,638.00)
 (6,500) Walter Industries, Inc.                            (175,825.00)
 (2,125) Washington Federal, Inc.                            (50,001.00)
   (900) Washington Mutual, Inc.                             (40,941.00)
(11,250) Westamerica Bancorporation                         (569,588.00)
 (1,925) Wilmington Trust                                    (81,177.00)
 (1,500) Wintrust Financial Corp.                            (72,030.00)
 (1,700) Whitney Holding Corp.                               (55,454.00)
 (3,625) XL Capital, Ltd., Class A                          (261,073.00)
                                                         --------------
                                                         (13,305,105.00)
                                                         --------------
HEALTH CARE - (3.7)%
(14,050) Abraxis BioScience, Inc.                           (384,127.00)
 (2,445) Advanced Medical Optics, Inc.                       (86,064.00)
 (4,720) Affymetrix, Inc.                                   (108,843.00)
 (1,150) Alcon, Inc.                                        (128,535.00)
 (6,820) American Medical Systems Holdings, Inc.            (126,306.00)
 (2,075) AMERIGROUP Corp.                                    (74,472.00)
 (3,400) Arrow International, Inc.                          (120,292.00)
(24,655) Boston Scientific Corp.                            (423,573.00)
 (5,000) Bristol-Myers Squibb Co.                           (131,600.00)
 (1,590) Charles River Laboratories                          (68,767.00)
 (2,408) Conmed Corp.                                        (55,673.00)
 (2,681) Cubist Pharmaceuticals, Inc.                        (48,553.00)
 (3,622) CV Therapeutics, Inc.                               (50,563.00)

 SHARES                SECURITY DESCRIPTION                    VALUE
 ------  ------------------------------------------------  -------------
 (1,400) Cyberonics, Inc.                                     (28,896.00)
   (800) Eli Lilly & Co.                                      (41,680.00)
 (1,700) Genentech, Inc.                                     (137,921.00)
 (3,895) Health Management Associates, Class A                (82,223.00)
 (1,950) Healthways, Inc.                                     (93,035.00)
 (2,600) Hologic, Inc.                                       (122,928.00)
 (5,953) Human Genome Sciences, Inc.                          (74,055.00)
 (9,000) ImClone Systems, Inc.                               (240,840.00)
   (826) Invitrogen Corp.                                     (46,743.00)
 (2,043) LifePoint Hospitals, Inc.                            (68,849.00)
(12,750) Medimmune, Inc.                                     (412,718.00)
 (4,608) Medtronic, Inc.                                     (246,574.00)
 (2,195) Millipore Corp.                                     (146,187.00)
 (2,700) Nektar Therapeutics                                  (41,067.00)
 (5,114) Omnicare, Inc.                                      (197,554.00)
 (4,400) Option Care, Inc.                                    (62,700.00)
 (6,900) OraSure Technologies, Inc.                           (56,994.00)
 (3,060) Par Pharmaceutical Cos., Inc.                        (68,453.00)
 (1,675) Patterson Cos., Inc.                                 (59,479.00)
(19,400) PDL BioPharma, Inc.                                 (390,716.00)
 (4,800) Qiagen NV                                            (72,624.00)
 (1,300) Resmed, Inc.                                         (63,986.00)
 (7,400) Sepracor, Inc.                                      (455,692.00)
(10,800) St. Jude Medical, Inc.                              (394,848.00)
 (1,300) Sunrise Senior Living, Inc.                          (39,936.00)
 (3,600) Telik, Inc.                                          (15,948.00)
 (1,900) Triad Hospitals, Inc.                                (79,477.00)
 (4,700) United Surgical Partners International              (133,245.00)
 (1,400) UnitedHealth Group, Inc.                             (75,222.00)
(20,350) Valeant Pharmaceuticals International               (350,834.00)
   (800) WellPoint, Inc.                                      (62,952.00)
 (5,250) Zimmer Holdings, Inc.                               (411,495.00)
                                                           -------------
                                                           (6,583,239.00)
                                                           -------------
INDUSTRIALS - (4..5)%
 (2,000) Alexander & Baldwin, Inc.                            (88,680.00)
 (9,264) Allied Waste Industries, Inc.                       (113,855.00)
 (3,620) Ametek, Inc.                                        (115,261.00)
 (1,000) Amphenol Corp., Class A                              (62,080.00)
 (2,100) Argon ST, Inc.                                       (45,234.00)
(11,550) Ball Corp.                                          (503,580.00)
 (2,800) BE Aerospace                                         (71,904.00)
 (4,800) Brady Corp., Class A                                (178,944.00)
 (2,000) Bucyrus International Inc.                          (103,520.00)
 (1,400) CH Robinson Worldwide, Inc.                          (57,246.00)
 (2,600) Chicago Bridge & Iron Co. N.V.                       (71,084.00)
 (2,300) Cogent, Inc.                                         (25,323.00)
 (6,450) Con-Way, Inc.                                       (284,058.00)
 (1,400) Danaher Corp.                                       (101,416.00)
 (4,600) Eastman Kodak, Co.                                  (118,680.00)
 (1,708) EDO Corp.                                            (40,548.00)

 SHARES               SECURITY DESCRIPTION                    VALUE
 ------  -----------------------------------------------  -------------
 (5,950) Energy Conversion Devices, Inc.                    (202,181.00)
 (8,000) ENGlobal Corp.                                      (51,440.00)
 (1,649) FEI Co.                                             (43,484.00)
 (2,100) Flir Systems, Inc.                                  (66,843.00)
 (2,900) Florida East Coast Industries, Inc.                (172,840.00)
 (7,950) Florida Rock Industries, Inc.                      (342,248.00)
 (2,200) Flowserve Corp.                                    (111,034.00)
   (800) Fluor Corp.                                         (65,320.00)
 (2,935) GATX Corp.                                         (127,174.00)
 (1,324) General Cable Corp.                                 (57,872.00)
 (1,200) General Dynamics Corp.                              (89,220.00)
 (6,500) General Electric Co.                               (241,865.00)
 (1,950) Genesee & Wyoming, Inc.                             (51,168.00)
 (2,439) Greatbatch, Inc.                                    (65,658.00)
 (7,165) Hexcel Corp.                                       (124,742.00)
 (3,500) IDEX Corp.                                         (165,935.00)
 (3,500) Innovative Solutions & Support                      (59,605.00)
 (4,600) Insituform Technologies, Inc.                      (118,956.00)
 (2,400) Intermec, Inc.                                      (58,248.00)
 (1,117) Itron, Inc.                                         (57,905.00)
 (6,850) ITT Corp.                                          (389,217.00)
(14,200) JB Hunt Transport Services, Inc.                   (294,934.00)
 (5,707) Kansas City Southern                               (165,389.00)
 (2,100) Knight Transportation, Inc.                         (35,805.00)
   (875) Martin Marietta Materials, Inc.                     (90,921.00)
 (1,200) Mine Safety Appliances Co.                          (43,980.00)
 (7,766) Mueller Water Products                             (115,713.00)
 (7,600) Myers Industries, Inc.                             (119,016.00)
 (6,800) Nordson Corp.                                      (338,844.00)
(20,600) Owens-Illinois, Inc.                               (380,070.00)
 (4,200) Pall Corp.                                         (145,110.00)
 (8,850) Republic Services, Inc.                            (359,930.00)
 (2,140) Shaw Group, Inc.                                    (71,690.00)
 (1,800) Snap-On, Inc.                                       (85,752.00)
 (1,300) Stanley Works                                       (65,377.00)
 (1,900) Stericycle, Inc.                                   (143,450.00)
   (775) Texas Industries                                    (49,778.00)
 (6,512) Trinity Industries, Inc.                           (229,222.00)
 (5,650) USG Corp.                                          (309,620.00)
 (8,400) UTI Worldwide, Inc.                                (251,160.00)
 (1,525) Zebra Tech Corp.                                    (53,055.00)
                                                          -------------
                                                          (7,993,184.00)
                                                          -------------
INFORMATION TECHNOLOGY - (3.7)%
 (3,600) Activision, Inc.                                    (62,064.00)
(17,350) Altera Corp.                                       (341,448.00)
(13,805) Amazon.com, Inc.                                   (544,745.00)
 (7,690) Amkor Tech, Inc.                                    (71,824.00)
 (9,400) Analog Devices, Inc.                               (308,978.00)
 (1,000) Apple Computer, Inc.                                (84,840.00)
 (2,800) aQuantive, Inc.                                     (69,048.00)

 SHARES               SECURITY DESCRIPTION                    VALUE
 ------  -----------------------------------------------  -------------
 (7,900) Audible, Inc.                                       (62,647.00)
 (1,800) Avid Technology, Inc.                               (67,068.00)
 (3,300) Blackboard, Inc.                                    (99,132.00)
 (5,300) CA, Inc.                                           (120,045.00)
 (1,200) Cerner Corp.                                        (54,600.00)
 (3,138) Ciber, Inc.                                         (21,275.00)
 (4,300) Concur Technologies, Inc.                           (68,972.00)
(14,086) Conexant Systems, Inc.                              (28,735.00)
   (825) Ctrip.com International, Ltd. ADR                   (51,546.00)
 (1,300) Diodes, Inc.                                        (46,124.00)
 (6,226) Earthlink, Inc.                                     (44,204.00)
 (3,300) Electronics for Imaging                             (87,714.00)
 (2,500) eBay, Inc.                                          (75,175.00)
 (3,700) eFunds Corp.                                       (101,750.00)
 (2,000) Electronic Data Systems Corp.                       (55,100.00)
 (9,802) Emdeon Corp.                                       (121,447.00)
 (1,200) Equinix, Inc.                                       (90,744.00)
 (6,900) Global Payments                                    (319,470.00)
   (400) Google, Inc., Class A                              (184,192.00)
 (3,300) GSI Commerce, Inc.                                  (61,875.00)
 (5,030) Hutchinson Technology, Inc.                        (118,557.00)
 (3,600) Intel Corp.                                         (72,900.00)
 (2,500) International Rectifier Corp.                       (96,325.00)
 (3,200) Jupitermedia Corp.                                  (25,344.00)
(11,855) Linear Technology Corp.                            (359,444.00)
 (2,600) Marvel Technology Group                             (49,894.00)
 (8,500) Maxim Integrated Products, Inc.                    (260,270.00)
 (7,387) Mentor Graphics Corp.                              (133,188.00)
 (2,500) MicroSemi Corp.                                     (49,125.00)
(13,000) National Semiconductor Corp.                       (295,100.00)
(13,400) NAVTEQ Corp.                                       (468,598.00)
   (716) ON Semiconductor                                     (5,420.00)
(10,200) Openwave Systems                                    (94,146.00)
(11,900) Paychex, Inc.                                      (470,526.00)
 (7,003) PMC-Sierra, Inc.                                    (46,990.00)
 (5,451) Quantum Corp.                                       (12,646.00)
 (3,100) Rackable Systems, Inc.                              (96,007.00)
 (1,500) Salesforce.com, Inc.                                (54,675.00)
 (2,131) SanDisk Corp.                                       (91,697.00)
 (8,850) Silicon Laboratories, Inc.                         (306,653.00)
 (1,875) Take-Two Interactive Software, Inc.                 (33,300.00)
 (1,595) Trizetto Group                                      (29,300.00)
 (3,100) Ultimate Software Group, Inc.                       (72,106.00)
 (9,900) Unisys Corp.                                        (77,616.00)
 (1,400) Verint Systems, Inc.                                (47,992.00)
 (8,300) Wind River Systems, Inc.                            (85,075.00)
                                                          -------------
                                                          (6,697,656.00)
                                                          -------------
MATERIALS - (0.9)%
 (2,375) Agrium, Inc.                                        (74,789.00)
 (4,700) Bowater, Inc.                                      (105,750.00)

 SHARES                  SECURITY DESCRIPTION                        VALUE
 ------  -----------------------------------------------------  --------------
 (4,700) Cameco Corp.                                              (190,115.00)
 (1,000) Eastman Chemical Co.                                       (59,310.00)
 (5,200) Glatfelter                                                 (80,600.00)
(21,600) Ivanhoe Mines, Ltd.                                       (212,328.00)
(10,700) Mosaic Co.                                                (228,552.00)
   (575) POSCO ADR                                                  (47,535.00)
   (600) Potash Corp. of Saskatchewan                               (86,088.00)
   (900) Praxair, Inc.                                              (53,397.00)
 (9,400) Rayonier, Inc.                                            (385,870.00)
 (7,142) Terra Industries, Inc.                                     (85,561.00)
   (475) Weyerhaeuser                                               (33,559.00)
                                                                --------------
                                                                 (1,643,454.00)
                                                                --------------
TELECOMMUNICATION SERVICES - (0.7)%
 (1,713) ADC Telecommunications, Inc.                               (24,890.00)
(15,150) Adtran, Inc.                                              (343,905.00)
 (1,100) Alltel Corp.                                               (66,528.00)
 (5,290) Arris Group, Inc.                                          (66,178.00)
 (1,752) Audiocodes Ltd.                                            (16,416.00)
 (2,200) Corning, Inc.                                              (41,162.00)
 (6,863) Dobson Communications Corp.                                (59,777.00)
 (1,596) Global Crossing, Ltd.                                      (39,182.00)
 (7,439) Level 3 Communications, Inc.                               (41,658.00)
 (3,509) Powerwave Technologies, Inc.                               (22,633.00)
(16,469) Qwest Communications International                        (137,845.00)
 (5,000) Sprint Nextel Corp.                                        (94,450.00)
 (3,700) Time Warner, Inc.                                          (80,586.00)
 (3,293) Time Warner Telecom, Inc., Class A                         (65,629.00)
 (5,400) Verizon Communications                                    (201,096.00)
                                                                --------------
                                                                 (1,301,935.00)
                                                                --------------
UTILITIES - (1.2)%
 (2,225) Ameren Corp.                                              (119,549.00)
(24,215) Aqua America, Inc.                                        (551,618.00)
 (1,000) Cemig Sa-ADR                                               (48,200.00)
 (3,250) Consolidated Edison, Inc.                                 (156,227.00)
 (1,400) Dominion Resources, Inc.                                  (117,376.00)
 (1,450) DTE Energy Co.                                             (70,194.00)
   (550) Entergy Corp.                                              (50,776.00)
 (2,275) FPL Group, Inc.                                           (123,805.00)
 (5,600) Great Plains Energy                                       (178,080.00)
 (6,200) Hawaiian Electric Industries, Inc.                        (168,330.00)
 (2,000) New Jersey Res.                                            (97,160.00)
 (1,475) Progress Energy Corp.                                      (72,393.00)
 (3,300) Sierra Pacific Resources                                   (55,539.00)
 (4,350) Southern Co.                                              (160,341.00)
 (2,200) Westar Energy, Inc.                                        (57,112.00)
   (900) WPS Resources Corp.                                        (48,627.00)
                                                                --------------
                                                                 (2,075,327.00)
                                                                --------------
Total Common Stock Cost $(65,534,786)                           (67,341,332.00)
                                                                --------------
TOTAL SECURITIES SOLD SHORT - (37.9)%
(COST $(65,534,786))                                            (67,341,332.00)
                                                                ==============

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
December 31, 2006 (Unaudited)

NUMBER OF                                        STRIKE EXPIRATION
CONTRACTS         SECURITY DESCRIPTION           PRICE     DATE       VALUE
--------- -------------------------------------  ------ ---------- -----------
CALL OPTIONS WRITTEN - (0.6)%
   (20)   Advanced Micro                          20.00  01/21/09  $   (12,500)
   (20)   Amazon.com                              30.00  01/21/09      (30,300)
   (12)   Amgen, Inc.                             60.00  01/21/09      (20,880)
   (12)   Amgen, Inc.                             70.00  01/21/09      (13,800)
   (20)   Anadarko Petroleum Corp.                40.00  01/21/09      (21,980)
   (12)   Apache Corp.                            60.00  01/21/09      (19,140)
   (10)   Apple Computer, Inc.                    50.00  01/21/09      (42,350)
   (40)   Applied Materials, Inc.                 15.00  01/21/09      (22,000)
   (12)   Bank of America Corp.                   40.00  01/21/09      (17,460)
   (10)   Bear Stearns Cos, Inc.                 130.00  01/21/09      (49,700)
   (30)   Bed Bath & Beyond, Inc.                 30.00  01/21/09      (37,050)
   (12)   Caterpillar, Inc.                       60.00  01/21/09      (13,260)
   (10)   Centex Corp.                            50.00  01/23/08      (12,250)
   (12)   Centex Corp.                            40.00  01/21/09      (26,640)
   (20)   Circuit City Corp.                      30.00  01/21/09       (2,700)
   (40)   Cisco Systems, Inc.                     15.00  01/21/09      (56,400)
   (20)   Comcast Corp.                           30.00  01/21/09      (32,300)
   (20)   Countrywide Financial                   25.00  01/21/09      (39,400)
   (20)   Countrywide Financial                   30.00  01/21/09      (32,100)
   (16)   Dell, Inc.                              20.00  01/23/08      (11,360)
   (24)   Dell, Inc.                              30.00  01/23/08       (3,840)
   (12)   DR Horton, Inc.                         30.00  01/23/08       (3,090)
   (20)   eBay, Inc.                              35.00  01/23/08       (6,240)
   (20)   General Electric Co.                    30.00  01/23/08      (16,600)
   (4)    Google, Inc.                           240.00  01/23/08      (93,980)
   (20)   Halliburton Co.                         30.00  01/21/09      (14,200)
   (20)   Hovnanian Enterprises, Inc.             35.00  01/23/08      (11,400)
   (5)    Hovnanian Enterprises, Inc.             50.00  01/23/08         (600)
   (12)   Kohls Corp.                             50.00  01/21/09      (30,600)
   (12)   Lennar Corp.                            50.00  01/23/08      (10,320)
   (30)   Lowes Corp.                             25.00  01/21/09      (27,750)
   (24)   Lowes Corp.                             30.00  01/21/09      (14,760)
   (12)   Merrill Lynch & Co.                     55.00  01/21/09      (50,220)
   (20)   Microsoft                               20.00  01/21/09      (22,900)
   (12)   Morgan Stanley Dean Witter Cap.         50.00  01/21/09      (42,000)
   (10)   Nike, Inc.                              80.00  01/21/09      (26,450)
   (12)   Proctor & Gamble                        50.00  01/21/09      (21,000)
   (32)   Pulte Homes, Inc.                       25.00  01/21/09      (39,840)
   (12)   Ryland Group, Inc.                      60.00  01/23/08       (8,100)
   (10)   Ryland Group, Inc.                      30.00  01/21/09      (28,150)
   (12)   Ryland Group, Inc.                      40.00  01/21/09      (25,440)
   (10)   Schlumberger, Ltd.                      60.00  01/21/09      (14,950)
   (12)   Target Corp.                            40.00  01/21/09      (25,260)
   (20)   Toll Brothers, Inc.                     30.00  01/23/08      (12,900)
   (12)   United Technologies Corp.               50.00  01/21/09      (20,220)
   (20)   Yahoo! Inc.                             30.00  01/23/08       (4,640)
                                                                   -----------
TOTAL CALL OPTIONS WRITTEN -(0.6)%                                  (1,089,020)
                                                                   ===========
(PREMIUMS RECEIVED $(990,246))

 ADR   American Depositary Receipt.
 FHLMC Federal Home Loan Mortgage Corporation.
 FNMA  Federal National Mortgage Association.
 IO    Interest Only.
 MTN   Medium-term Note.
 PO    Principal Only.
 REIT  Real Estate Investment Trust.

 (a)   Zero coupon bond. Interest rate presented is yield to maturity.
 (b)   When issued security.
 (c) Affiliated due to Loomis, Sayles & Company, L.P. being a sub-adviser of the Fund. For the period ended December 31, 2006, purchases of the Loomis Sayles Investment Grade Fixed Income Fund and dividend income earned each totaled $101,336.
 (d)   Non-income producing security.
 (e)   Variable rate security.
 (f) Security is currently in default on scheduled interest or principal payments.
 (g) Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date.
       The rate shown is the rate at period end.
 (h) All or a portion of this security is held as collateral for securities sold short.

At December 31, 2006, the Fund held the following futures contracts:

                                                 NOTIONAL CONTRACT
 CONTRACTS         TYPE          EXPIRATION DATE       VALUE       DEPRECIATION
 --------- --------------------- --------------- ----------------- ------------
   (300)   S&P 500 E-Mini Future March 16, 2007     $21,426,000     $(115,500)
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                $ 17,066,249
Gross Unrealized Depreciation                                  (6,405,876)
                                                             ------------
Net Unrealized Appreciation (Depreciation)                   $ 10,660,373
                                                             ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

SHARES                     SECURITY DESCRIPTION                        VALUE
------  -----------------------------------------------------------  ----------
COMMON STOCK - 102.5%
        BELGIUM - 1.3%
  4,200 Nationale A Portefeuille                                     $  270,889
 15,309 RHJ International (a)                                           327,379
                                                                     ----------
                                                                        598,268
                                                                     ----------
        CANADA - 8.0%
 16,000 Agrium, Inc.                                                    501,321
 90,000 Canfor Corp. (a)                                                832,704
 13,410 Canfor Pulp Income Fund                                         141,896
 31,000 EnCana Corp.                                                  1,424,450
 15,000 Fording Canadian Coal Trust                                     311,250
  6,500 Suncor Energy, Inc.                                             512,915
                                                                     ----------
                                                                      3,724,536
                                                                     ----------
        FRANCE - 6.4%
  5,000 Cap Gemini SA                                                   313,841
  4,500 CNP Assurances                                                  502,541
  5,250 Eurazeo                                                         749,851
  9,000 L'Oreal SA                                                      901,723
  4,000 Remy Cointreau SA                                               258,729
  1,000 Societe Fonciere Financiere et de Participations                248,432
                                                                     ----------
                                                                      2,975,117
                                                                     ----------
        GERMANY - 3.6%
  4,000 Bilfinger Berger AG                                             292,839
 70,000 Infineon Technologies AG (a)                                    985,017
  4,000 Merck KGaA                                                      415,709
                                                                     ----------
                                                                      1,693,565
                                                                     ----------
        GREECE - 0.4%
  5,000 Coca-Cola Hellenic Bottling Co. SA                              195,367
                                                                     ----------
        HONG KONG - 11.3%
100,000 Cheung Kong Holdings, Ltd.                                    1,230,989
 52,000 Guoco Group, Ltd.                                               641,785
125,000 Hang Lung Properties, Ltd.                                      313,372
150,000 Henderson Land Development Co., Ltd.                            838,872
 95,000 Hutchison Whampoa, Ltd.                                         965,474
 20,000 Hysan Development Co., Ltd.                                      52,325
 10,000 Jardine Matheson Holdings, Ltd.                                 214,000
320,000 Liu Chong Hing Investment, Ltd.                                 376,432
 11,538 Sunlight Real Estate Investment Trust (a)                         3,352
125,000 Swire Pacific, Ltd., Class B                                    255,197
206,000 Wheelock & Co., Ltd.                                            391,433
                                                                     ----------
                                                                      5,283,231
                                                                     ----------
        ITALY - 0.9%
 40,000 Arnoldo Mondadori Editore SpA                                   418,190
                                                                     ----------
        JAPAN - 13.3%
 80,000 Aioi Insurance Co., Ltd.                                        564,682
 15,000 Chudenko Corp.                                                  234,570
  5,000 Fancl Corp.                                                      75,039
 10,000 Futaba Corp.                                                    234,024
 55,000 Kandenko Co., Ltd.                                              319,818
  7,500 Millea Holdings, Inc.                                           264,695
 70,000 Mitsui Sumitomo Insurance Co., Ltd.                             765,850
120,000 Nippon Sheet Glass Co., Ltd.                                    562,665
 24,600 Nissin Healthcare Food Service Co., Ltd.                        310,071
  7,000 Ono Pharmaceutical Co., Ltd.                                    369,396
 60,000 Seino Holdings Corp.                                            563,674
 10,000 T Hasegawa Co., Ltd.                                            155,540
 25,000 Taihei Dengyo Kaisha, Ltd.                                      172,262
 35,000 Toyota Industries Corp.                                       1,608,756
                                                                     ----------
                                                                      6,201,042
                                                                     ----------
        MEXICO - 1.3%
150,000 Embotelladoras Arca SA de CV                                    610,913
                                                                     ----------
        NETHERLANDS - 7.2%
 33,642 ABN AMRO Holding NV                                           1,081,358
 14,000 Akzo Nobel NV                                                   853,990
  7,000 Chicago Bridge & Iron Co. NV                                    191,380
 25,000 Heineken Holding NV                                           1,016,435
  3,000 Randstad Holdings NV                                            207,511
                                                                     ----------
                                                                      3,350,674
                                                                     ----------
        NORWAY - 2.9%
 30,000 Farstad Shipping A/S                                            651,986
 45,000 Golar LNG, Ltd. (a)                                             576,000
150,000 PAN Fish ASA (a)                                                137,134
                                                                     ----------
                                                                      1,365,120
                                                                     ----------
        SOUTH KOREA - 3.0%
  5,000 SK Telecom Co., Ltd.                                          1,197,524
  2,500 Tae Young Corp.                                                 201,830
                                                                     ----------
                                                                      1,399,354
                                                                     ----------
        SWEDEN - 2.3%
 45,000 Investor AB, Class A                                          1,091,052
                                                                     ----------
        SWITZERLAND - 6.4%
 10,000 Compagnie Financiere Richemont, Class A                         582,684
  3,000 Medisize Holding AG (a)                                         204,349
  2,800 Nestle SA                                                       994,994
 15,000 Novartis AG                                                     864,793
  3,007 Pargesa Holding SA                                              342,529
                                                                     ----------
                                                                      2,989,349
                                                                     ----------

    SHARES                  SECURITY DESCRIPTION                      VALUE
    ------ -------------------------------------------------------  ----------
           TAIWAN - 1.0%
 3,500,000 Hotung Investment Holdings, Ltd.                            472,500
                                                                    ----------
           UNITED KINGDOM - 8.1%
   150,000 Brit Insurance Holdings plc                                 927,494
     9,000 British Land Co. plc                                        302,086
    10,000 Diageo plc ADR                                              793,100
    50,000 HSBC Holdings plc                                           911,583
     1,500 Rio Tinto plc ADR                                           318,735
    55,000 Trinity Mirror plc                                          505,679
                                                                    ----------
                                                                     3,758,677
                                                                    ----------
           UNITED STATES - 25.1%
    30,000 Applied Materials, Inc.                                     553,500
    40,000 AVX Corp.                                                   591,600
     4,000 Bausch & Lomb, Inc.                                         208,240
    55,000 Boston Schientific Corp. (a)                                944,900
    35,000 Bristol-Myers Squibb Co.                                    921,200
     5,000 Coherent, Inc.(a)                                           157,850
     9,000 CommScope, Inc.(a)                                          274,320
    15,000 Home Depot, Inc.                                            602,400
    25,000 IDT Corp, Class B (a)                                       327,000
    15,000 Intel Corp.                                                 303,750
     5,000 Juniper Networks, Inc.(a)                                    94,700
     8,000 Mellon Financial Corp.                                      337,200
    36,000 News Corp., Class A                                         773,280
    10,000 Patterson-UTI Energy, Inc.                                  232,300
    40,000 Schering-Plough Corp.                                       945,600
     9,000 St. Joe Co.                                                 482,130
    75,000 Sycamore Networks, Inc.(a)                                  282,000
    10,000 Tejon Ranch Co. (a)                                         558,400
    50,000 Tellabs, Inc.(a)                                            513,000
    50,000 Time Warner, Inc.                                         1,089,000
     5,000 Veritas DGC, Inc.(a)                                        428,150
    15,000 Wal-Mart Stores, Inc.                                       692,700
    10,000 Watts Water Technologies, Inc., Class A                     411,100
                                                                    ----------
                                                                    11,724,320
                                                                    ----------
 Total Common Stock (Cost $34,949,546)                              47,851,275
                                                                    ----------
 PREFERRED STOCK - 0.3%
     3,650 Tri-Continental Corp. (Cost $162,258)                       161,969
                                                                    ----------

 SHORT-TERM INVESTMENTS - 0.3%

     PRINCIPAL/
     SHARES
     ----------
     MONEY MARKET DEPOSIT ACCOUNT - 0.1%
      $ 36,967  Citibank Money Market Deposit Account, 4.93%
                  (Cost $36,967)                                   36,967
                                                              -----------
     MONEY MARKET FUND - 0.2%
        72,265  Citi/SM/ Institutional Trust Liquid
                  Reserves, Class A, 5.27% (Cost $72,265)          72,265
                                                              -----------
     Total Short-Term Investments (Cost $109,232)                 109,232
                                                              -----------
     Total Investments - 103.1% (Cost $35,221,036)*           $48,122,476
     Other Asset and Liabilities, Net - (3.1%)                 (1,445,745)
                                                              -----------
     NET ASSETS - 100.0%                                      $46,676,731
                                                              ===========
--------
ADR American Depositary Receipt.
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:


                 Gross Unrealized Appreciation         $13,094,813
                 Gross Unrealized Depreciation            (193,373)
                                                       -----------
                 Net Unrealized Appreciation
                   (Depreciation)                      $12,901,440
                                                       ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (Unaudited)

Principal      Security Description        Currency Rate  Maturity Value in USD
--------- -------------------------------- -------- ----  -------- ------------
FOREIGN BONDS - 74.4%
AGENCY - 2.3%
900,000   Caisse d'Amort de la Dette
            Societe Series EMTN              NZD    5.25% 03/29/07 $   629,941
800,000   Kommunalbanken Series EMTN         AUD    4.75  02/14/07     629,951
                                                                   -----------
                                                                     1,259,892
                                                                   -----------
AUTOMOTIVE - 2.5%
1,000,000 Toyota Motor Credit Corp.
            Series EMTN                      EUR    4.13  01/16/07   1,320,176
                                                                   -----------
BANKS - 4.0%
600,000   BOS International Australia
            Ltd. Series EMTN                 CAD    3.50  01/22/07     514,201
5,000,000 Co-Op Centrale Rabobank
            Nederland Series EMTN            SEK    5.25  07/10/07     735,385
3,000,000 DekaBank Deutsche Girozentrale
            Series EMTN                      SEK    4.00  02/06/07     438,291
550,000   Lb Baden-Wuerttemberg Series
            EMTN                             CAD    5.25  04/10/07     472,398
                                                                   -----------
                                                                     2,160,275
                                                                   -----------
FINANCIAL - 4.7%
1,500,000 General Electric Cap Corp.
            Series EMTN                      AUD    5.63  03/30/07   1,180,673
1,700,000 Landwirtschaftliche Rentenbank
            Series EMTN                      AUD    5.25  04/13/07   1,336,454
                                                                   -----------
                                                                     2,517,127
                                                                   -----------
FOOD/RETAIL - 4.8%
1,300,000 Fonterra Co-Operative Series
            EMTN                             EUR    5.25  05/21/07   1,724,234
5,200,000 Nestle Holding, Inc. Series EMTN   NOK    5.25  03/27/07     835,623
                                                                   -----------
                                                                     2,559,857
                                                                   -----------
GOVERNMENT - 16.3%
1,100,000 Belgium Kingdom Series 26          EUR    6.25  03/28/07   1,460,184
3,000,000 Bundesobligation Series 139        EUR    4.00  02/16/07   3,961,426
2,400,000 Canadian Government                CAD    3.00  06/01/07   2,048,561
650,000   TSY                                GBP    4.50  03/07/07   1,271,276
                                                                   -----------
                                                                     8,741,447
                                                                   -----------
INDUSTRIAL - 9.5%
6,000,000 General Electric Cap Corp.
            Series EMTN                      SEK    3.63  01/15/07     876,479
5,700,000 General Electric Cap Corp.
            Series EMTN                      NOK    5.75  03/19/07     916,429
2,500,000 Siemens Financieringsmat           EUR    5.50  03/12/07   3,309,537
                                                                   -----------
                                                                     5,102,445
                                                                   -----------
INSURANCE - 2.7%
1,100,000 ASIF III Jersey Ltd. Series EMTN   EUR    5.13  05/10/07   1,457,545
                                                                   -----------
MORTGAGE - 8.1%
1,000,000 Berlin-Hannover Hypothekenbank
            Series III                       EUR    3.75  04/10/07   1,319,108
500,000   Eurohypo AG Series 2018            CHF    1.50  04/10/07     409,600
2,000,000 Landesbank Baden-Wurttemberg
            Series 230                       EUR    5.50  04/02/07   2,649,151
                                                                   -----------
                                                                     4,377,859
                                                                   -----------
OIL/ENERGY - 3.9%
450,000   BP Capital Markets plc             GBP    5.00  03/16/07     880,201
1,500,000 Total Capital SA                   CHF    3.00  02/15/07   1,232,271
                                                                   -----------
                                                                     2,112,472
                                                                   -----------
SOVEREIGN - 11.8%
2,700,000 Canadian Housing Trust Series
            144A (a)                         CAD    4.75  03/15/07   2,317,944
3,000,000 Kommunekredit                      CHF    4.00  05/23/07   2,479,105
2,000,000 Manitoba (Province of) Series
            EMTN                             AUD    5.00  04/17/07   1,570,788
                                                                   -----------
                                                                     6,367,837
                                                                   -----------
SUPRANATIONAL - 1.3%
450,000   International Bank Recon & Dev.
            Series EMTN                      CAD    3.00  06/04/07     384,001
1,900,000 Nordic Investment Bank Series
            EMTN                             NOK    6.13  01/03/07     304,741
                                                                   -----------
                                                                       688,742
                                                                   -----------
UTILITIES - 2.5%
1,000,000 Tokyo Electric Power Co.           EUR    5.13  03/27/07   1,323,689
                                                                   -----------
Total Foreign Bonds (Cost $39,503,231)                              39,989,363
                                                                   -----------

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (Unaudited)

SHARES          SECURITY DESCRIPTION        CURRENCY RATE MATURITY VALUE IN USD
------    --------------------------------  -------- ---- -------- ------------
EXCHANGE TRADED FUND - 6.8%
   57,500 streetTRACKS Gold Trust (Cost
     $3,313,375)........................                             3,635,150
                                                                   -----------
PRINCIPAL
---------
MONEY MARKET DEPOSIT ACCOUNT - 1.9%
   $1,004,933 Citibank Money Market
     Deposit Account, 4.93% (Cost
     $1,004,933)........................                             1,004,933
                                                                   -----------
TIME DEPOSITS - 6.2%
   2,537,192 Euro Time Deposit 3.07% (Cost
     $3,238,090)........................      EUR    3.35 01/29/07   3,349,207
                                                                   -----------
Total Investments - 89.3% Cost
($47,059,629)*                                                     $47,978,653
                                                                   -----------
FOREIGN CURRENCIES - 9.3%:
   Australian Dollar - 1.2%                                            659,668
   British Sterling Pound - 0.0%                                        13,592
   Canadian Dollar - 3.4%                                            1,822,230
   Euro - 4.0%                                                       2,146,804
   New Zealand Dollar - 0.5%                                           284,730
   Norwegian Krone - 0.0%                                                9,066
   Swedish Krona - 0.0%                                                  1,956
   Swiss Franc - 0.2%                                                   95,225
                                                                   -----------
Total Foreign Currencies (Cost $5,025,083)                           5,033,271
                                                                   -----------
Other Assets and Liabilities, Net - 1.4%                               722,194
                                                                   -----------
NET ASSETS - 100.0%                                                $53,734,118
                                                                   ===========
--------
AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
EUR  Euro
GBP  Pounds Sterling
NOK  Norwegian Krona
NZD  New Zealand Dollar
SEK  Swedish Krona

EMTN European Medium Term Note

(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the end of the period, the value of these securities amounted to $2,317,944 or 4.31% of net assets.

                                                                    AVERAGE
                                                        AVERAGE   ACQUISITION
                                         ACQUISITION  ACQUISITION  VALUE PER
SECURITY                                    DATE         COST        UNIT
--------                                 ------------ ----------- -----------
Canadian Housing Trust Series               6/19/2006
                                         & 12/21/2006 $1,188,112    $88.01

At December 31, 2006, the Fund held the following futures contracts:

                                                        NOTIONAL      NET
                                                        CONTRACT   UNREALIZED
CONTRACTS        TYPE             EXPIRATION DATE        VALUE    DEPRECIATION
--------- ------------------- ------------------------  --------- ------------
   21     Gold 100 Oz. Future February 28, 2007         1,339,800   $(10,660)
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $1,108,487
             Gross Unrealized Depreciation                (189,463)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $  919,024
                                                        ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

SHARES                    SECURITY DESCRIPTION                        VALUE
------ -----------------------------------------------------------  ----------
COMMON STOCK - 99.5%
CONSUMER CYCLICAL - 17.4%
 2,500 Harley-Davidson, Inc.                                        $  176,175
22,000 Home Depot, Inc.                                                883,520
 7,000 Johnson Controls, Inc.                                          601,440
 4,500 Nike, Inc., Class B                                             445,635
15,500 TJX Cos., Inc.                                                  441,440
15,000 Thor Industries, Inc.                                           659,850
                                                                    ----------
                                                                     3,208,060
                                                                    ----------
CONSUMER STAPLES - 19.2%
 4,375 Altria Group, Inc.                                              375,463
16,300 Avon Products, Inc.                                             538,552
12,000 BJ's Wholesale Club, Inc.(a)                                    373,320
10,200 Coca-Cola Co.                                                   492,150
10,000 Johnson & Johnson                                               660,200
 7,800 Kimberly-Clark Corp.                                            530,010
12,100 Wal-Mart Stores, Inc.                                           558,778
                                                                    ----------
                                                                     3,528,473
                                                                    ----------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 3.5%
32,200 Intel Corp.                                                     652,050
                                                                    ----------
ENERGY - 11.2%
19,700 Chesapeake Energy Corp.                                         572,285
 9,950 Chevron Corp.                                                   731,624
10,400 ConocoPhillips                                                  748,280
                                                                    ----------
                                                                     2,052,189
                                                                    ----------
FINANCIAL - 9.5%
 8,100 American International Group, Inc.                              580,446
10,000 Bank of America Corp.                                           533,900
11,350 Citigroup, Inc.                                                 632,195
                                                                    ----------
                                                                     1,746,541
                                                                    ----------
HEALTH CARE - 7.7%
37,050 Boston Scientific Corp.(a)                                      636,519
30,000 Pfizer, Inc.                                                    777,000
                                                                    ----------
                                                                     1,413,519
                                                                    ----------
INDUSTRIALS -19.0%
 6,700 3M Co.                                                          522,131
12,000 Ball Corp.                                                      523,200

SHARES                    SECURITY DESCRIPTION                        VALUE
------ -----------------------------------------------------------  ----------
 5,900 General Dynamics Corp.                                          438,665
 9,400 Illinois Tool Works, Inc.                                       434,185
14,400 Ingersoll-Rand Co., Ltd., Class A                               563,472
21,400 Tyco International, Ltd.                                        650,560
 6,700 USG Corp.(a)                                                    367,160
                                                                    ----------
                                                                     3,499,373
                                                                    ----------
TECHNOLOGY - 12.0%
14,500 Cisco Systems, Inc.(a)                                          396,285
 9,000 Dell, Inc.(a)                                                   225,810
20,000 Microsoft Corp.                                                 597,200
23,000 Nokia OYJ, ADR                                                  467,360
30,000 Oracle Corp.(a)                                                 514,200
                                                                    ----------
                                                                     2,200,855
                                                                    ----------
Total Common Stock (cost $15,623,747)                               18,301,060
                                                                    ----------

 PRINCIPAL                                          RATE  MATURITY
 ---------                                          ----  --------
 MORTGAGE-BACKED SECURITIES - 0.0%
  $4,733   GNMA Pool 394795 (cost $4,765)           7.50% 10/15/10       4,861
                                                                   -----------
 SHORT-TERM INVESTMENTS - 0.7%

 SHARES
 ------
 MONEY MARKET FUND - 0.7 %
  122,663  CitiSM Institutional Trust Liquid
             Reserves, Class A (cost $122,663)                         122,663
                                                                   -----------
 TOTAL INVESTMENTS - 100.2% (COST $15,751,175)*                    $18,428,584
 OTHER ASSETS AND LIABILITIES, NET - (0.2)%                            (36,567)
                                                                   -----------
 NET ASSETS - 100.0%                                               $18,392,017
                                                                   ===========
--------
(a)     Non-income producing security
ADR     American Depositary Receipt
GNMA    Government National Mortgage Association

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation            $3,120,241
              Gross Unrealized Depreciation              (442,832)
                                                       ----------
              Net Unrealized Appreciation
                (Depreciation)                         $2,677,409
                                                       ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI- ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)

 SHARES                    SECURITY DESCRIPTION                        VALUE
 ------ -----------------------------------------------------------  ----------
 COMMON STOCK - 98.0%
 CONSUMER CYCLICAL - 10.5%
 10,000 Home Depot, Inc.                                             $  401,600
 16,000 TJX Cos., Inc.                                                  455,680
  6,000 VF Corp.                                                        492,480
                                                                     ----------
                                                                      1,349,760
                                                                     ----------
 CONSUMER STAPLES - 12.7%
  8,000 Coca-Cola Co.                                                   386,000
  7,000 Kimberly-Clark Corp.                                            475,650
  6,000 Procter & Gamble Co.                                            385,620
  8,000 Wal-Mart Stores, Inc.                                           369,440
                                                                     ----------
                                                                      1,616,710
                                                                     ----------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
 COMPUTER EQUIPMENT - 3.3%
 21,000 Intel Corp.                                                     425,250
                                                                     ----------
 ENERGY - 10.7%
  6,000 Chesapeake Energy Corp.                                         174,300
  5,000 Chevron Corp.                                                   367,650
  5,000 ConocoPhillips                                                  359,750
  6,000 Exxon Mobil Corp.                                               459,780
                                                                     ----------
                                                                      1,361,480
                                                                     ----------
 FINANCIAL - 11.3%
 10,000 Citigroup, Inc.                                                 557,000
  8,000 JPMorgan Chase & Co.                                            386,400
 14,000 Wells Fargo & Co.                                               497,840
                                                                     ----------
                                                                      1,441,240
                                                                     ----------
 HEALTH CARE - 15.4%
  5,000 Amgen, Inc.(a)                                                  341,550
 15,000 Boston Scientific Corp.(a)                                      257,700
  8,000 Johnson & Johnson                                               528,160
  5,000 Medtronic, Inc.                                                 267,550
 16,000 Pfizer, Inc.                                                    414,400
  2,000 Zimmer Holdings, Inc.(a)                                        156,760
                                                                     ----------
                                                                      1,966,120
                                                                     ----------

   SHARES                   SECURITY DESCRIPTION                       VALUE
   ------ --------------------------------------------------------  -----------
INDUSTRIALS - 16.2%
   5,000  3M Co.                                                        389,650
   8,000  Ball Corp.                                                    348,800
   6,000  General Dynamics Corp.                                        446,100
  12,000  General Electric Co.                                          446,520
   7,000  United Technologies Corp.                                     437,640
                                                                    -----------
                                                                      2,068,710
                                                                    -----------
TECHNOLOGY - 17.9%
  15,000  Cisco Systems, Inc.(a)                                        409,950
  10,000  Dell, Inc.(a)                                                 250,900
   5,000  Gannett Co., Inc.                                             302,300
   4,000  IBM Corp.                                                     388,600
  12,000  Microsoft Corp.                                               358,320
  18,000  Nokia OYJ ADR                                                 365,760
  12,000  Oracle Corp.(a)                                               205,680
                                                                    -----------
                                                                      2,281,510
                                                                    -----------
TOTAL COMMON STOCK (COST $8,951,000)                                 12,510,780
                                                                    -----------
SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUND - 1.1%
 137,603  CitiSM Institiutional Liquid Reserves, Class A (cost
            $137,603)                                                   137,603

PRINCIPAL
---------
MONEY MARKET DEPOSIT ACCOUNT - 0.5%
 $64,415  Citibank Money Market Deposit Account, 4.93% (cost
            $64,415)                                                     64,415
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (cost $201,950)                            202,018
TOTAL INVESTMENTS - 99.6% (cost $9,152,950)*                        $12,712,798
Other Assets & Liabilities, Net - 0.4%                                   48,712
                                                                    -----------
NET ASSETS - 100.0%                                                 $12,761,510
                                                                    ===========

--------
(a)     Non-income producing security
ADR     American Depositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

   Gross Unrealized Appreciation                                 $4,022,988
   Gross Unrealized Depreciation                                ($  463,208)
                                                                -----------
   Net Unrealized Appreciation (Depreciation)                    $3,559,780
                                                                ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      -----------------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: 2/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      -----------------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: 2/28/07

By:   /s/ Trudance L.C. Bakke
      -----------------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: 2/28/07